UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report dated March 31, 2008	Attractive Monthly Income and Portfolio Diversification Potential

Nuveen Investments

Taxable Bond Funds

Nuveen Short Duration Bond Fund

Nuveen Multi-Strategy Income Fund

Nuveen High Yield Bond Fund

NOW YOU CAN RECEIVE YOUR

NUVEEN INVESTMENTS FUND REPORTS FASTER.

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

“No one knows what the future will bring, which is why we think a well balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals.”

Dear Shareholder:

I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly income. For more details about the performance and management strategy of your Fund, please read the Portfolio Manager’s Comments and Fund Spotlight sections of this report.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the internet. You may also help your Fund reduce expenses. Sign up is quick and easy – just follow the step-by-step instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

May 15, 2008

Semi-Annual Report    Page 1

Portfolio Manager’s Comments for the Nuveen Short Duration Bond Fund,

the Nuveen Multi-Strategy Income Fund1 and the Nuveen High Yield Bond Fund

These Funds feature portfolio management by the Taxable Fixed Income group of Nuveen Asset Management. We recently spoke with Andrew Stenwall, Chief Investment Officer and Co-Director of Taxable Fixed Income at Nuveen Asset Management, and the Funds’ portfolio manager, about the economic environment, performance and management of the Funds during the six-month reporting period ended March 31, 2008.

How did the Funds perform during the six-month period ended March 31, 2008?

The table on page three provides performance information for the Funds’ Class A shares for the six-month, one-year, and since inception periods ended March 31, 2008. Each Fund’s returns are compared with a comparative index and Lipper peer fund category.

The six-month total returns on net asset value (NAV) of the Nuveen Short Duration Bond Fund and the Nuveen Multi-Strategy Income Fund underperformed their respective unmanaged benchmark indexes and exceeded their Lipper peer group averages. The Nuveen High Yield Bond Fund outperformed both its unmanaged benchmark index and Lipper peer group average during the reporting period.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

We continued to manage the Nuveen Short Duration Bond Fund and the Nuveen Multi-Strategy Income Fund with similar strategies. Both Funds invested principally in U.S. government securities; mortgage-related securities issued by governments, or their agencies, or instrumentalities; corporate debt securities; foreign debt securities; and asset-backed securities. In addition, in an effort to enhance returns and manage risk, both Funds employed a variety of strategies that might at various times include the use of futures, options, swaps, and other derivative instruments to create debt or foreign currency exposures, with each position designed to take advantage of the current global economic environment and the expected relative performance of different sectors of the fixed-income market.

Our exposure to U.S. Treasury securities, which performed well during the six-month period, provided the portfolios with their largest component of absolute return. The Funds also benefited from a relative lack of exposure to securities issued by U.S. government agencies, and from some foreign currency positions as the U.S. dollar weakened. In addition, the Funds exposure to U.K. debt did relatively well as the Bank of England cut rates as expected in early December – although not as much or as quickly as some had hoped.

On the negative side, one of the largest detractors to relative performance came from the Funds’ exposure to foreign interest rates and credit markets. As one example, our long exposure to Brazilian government and corporate debt lost ground as Brazilian futures unexpectedly rose sharply, implying potential rate hikes as inflationary pressures grew faster than anticipated. Inflation concerns were also an issue in New Zealand, where our two- and ten-year positions did not perform as anticipated.

Later in the period, the Funds’ net exposure to high yield bonds, which significantly underperformed U.S. Treasuries, was a large detractor to relative performance.

Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The views expressed herein represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

1	Effective August 1, 2007, the Nuveen Core Bond Fund changed its name to Nuveen Multi-Strategy Income Fund to better reflect the investment process of the manager. There have been no changes in the Fund’s investment objectives, policies or portfolio management personnel.

Semi-Annual Report    Page 2

Class A Shares—

Total Returns as of 3/31/08

		Average Annual
	Cumulative 6-Month	1-Year	Since Inception (12/20/2004)
Nuveen Short Duration Bond Fund A Shares at NAV A Shares at Offer	3.73% 1.63%	6.70% 4.59%	4.00% 3.36%
Lipper Short Investment Grade Debt Funds Index[2]	1.33%	3.46%	3.40%
Citigroup 1-3 Year Treasury Index[3]	5.46%	9.01%	4.82%

Nuveen Multi-Strategy Income Fund A Shares at NAV A Shares at Offer	3.26% -0.61%	5.29% 1.32%	3.77% 2.57%
Lipper Intermediate Investment Grade Debt Funds Index[4]	2.20%	4.01%	3.77%
Citigroup Broad Investment Grade Bond Index[5]	5.86%	8.41%	5.33%

Nuveen High Yield Bond Fund A Shares at NAV A Shares at Offer	-2.89% -7.48%	-1.48% -6.17%	4.53% 3.00%
Lipper High Current Yield Funds Index[6]	-4.65%	-4.05%	3.57%
Citigroup High Yield BB/B Index[7]	-3.11%	-2.31%	4.34%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Maximum sales charges for Class A shares of each Fund are 2.00% for Nuveen Short Duration Bond Fund, 3.75% for Nuveen Multi-Strategy Income Fund, and 4.75% for Nuveen High Yield Bond Fund. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Despite no direct exposure to sub-prime mortgages, the Funds’ were relatively overweight in higher-coupon 30-year fixed mortgage-backed securities. These holdings suffered along with other mortgage-related securities which detracted from the Funds’ performance.

In the Nuveen High Yield Bond Fund, we generally invested at least 80% of the Fund’s assets in both domestic and foreign corporate high-yield debt securities. Generally, these securities were rated BB or below, or were unrated, at the time of purchase. The Fund focused primarily on BB and B rated credits while limiting exposure to CCC rated bonds to 10%. At times, in an effort to hedge risk, enhance returns, or substitute for a position, the Fund also invested in futures, total return swaps, credit derivatives or other fixed income derivative instruments.

2	The Lipper Short Investment Grade Debt Funds Index represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category for the period ended March 31, 2008. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

3	The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). The since inception data for the Index represents returns for the period 12/31/04 – 3/31/08, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.

4	The Lipper Intermediate Investment Grade Debt Funds Index represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds Category for the period ended March 31, 2008. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

5	The Citigroup Broad Investment Grade Bond Index (the “BIG” Index) is an unmanaged index generally considered representative of the U.S. investment grade bond market. The since inception data for the Index represents returns for the period 12/31/04 – 3/31/08, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.

6	The Lipper High Current Yield Funds Index represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper High Current Yield Funds Category for the period ended March 31, 2008. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

7	The Citigroup High Yield BB/B Index is a market capitalization-weighted index that comprises all high-yield issues rated BB or B by Standard & Poor’s for which Citigroup calculates a monthly return. The since inception data for the Index represents returns for the period 12/31/04 – 3/31/08, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.

Semi-Annual Report    Page 3

In general, high yield securities did not perform as well as higher-rated or government issues, but their yields did tend to cushion some of their price volatility.

The Fund benefited from both sector and individual security selection. For example, the Fund had relative underweights in some of the period’s worst performing sectors such as autos, finance, forest & paper products and gaming. Conversely, it had relative overweights in better performing sectors such as aerospace, health care, utilities and chemicals. The portfolio also continued to benefit from investments in total return swaps.

On the negative side, the Fund also had relative overweights to sectors such as the retail, transportation, broadcasting and cable, which underperformed the broader high yield market. In addition, a relative underweight to energy and electric utilities sectors was a negative contributor to relative performance.

Dividend Information

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of March 31, 2008, the Nuveen Short Duration Bond Fund, the Nuveen Multi-Strategy Income Fund, and the Nuveen High Yield Bond Fund had a negative UNII balance for financial statement purposes and a positive UNII balance, based upon our best estimate, for tax purposes.

During this reporting period, the Short Duration Bond Fund’s A and R shares had no change in their regular monthly dividends, while the C shares had one monthly decrease. The Multi-Strategy Income Fund’s A and R shares had no change in their regular monthly dividends, while the B and C shares each had one monthly decrease. The High Yield Bond Fund’s A and R shares had one increase and one decrease in their regular monthly dividends, while the B and C share classes had no change.

Semi-Annual Report    Page 4

Fund Spotlight as of 3/31/08 Nuveen Short Duration Bond Fund

Quick Facts
	A Shares	C Shares	R Shares[6]
NAV	$19.68	$19.70	$19.66
Latest Monthly Dividend[1]	$0.0730	$0.0605	$0.0770
Inception Date	12/20/04	12/20/04	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 2% maximum sales charge. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 3/31/08

A Shares	NAV	Offer
1-Year	6.70%	4.59%
Since Inception	4.00%	3.36%

C Shares	NAV
1-Year	5.97%
Since Inception	3.24%

R Shares	NAV
1-Year	7.03%
Since Inception	4.23%
Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.45%	4.36%
30-Day Yield[4]	2.72%	—
SEC 30-Day Yield[5]	—	2.66%

C Shares	NAV
Dividend Yield[4]	3.69%
SEC 30-Day Yield[5]	1.95%

R Shares	NAV
Dividend Yield[4]	4.70%
SEC 30-Day Yield[5]	3.01%

Portfolio Credit Quality 2

Portfolio Allocation3

Net Assets ($000)	$26,460

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.93%	0.58%	9/30/07
Class C	2.42%	1.34%	9/30/07
Class R	1.34%	0.34%	9/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse certain expenses through January 31, 2009, and a custodian fee credit whereby certain fees and expenses are reduced by credits earned of the Fund’s cash on deposit with the bank. Absent the waiver, reimbursement and credit, expenses would be higher and total returns would be less.

1	Paid April 1, 2008. This is the latest monthly dividend declared during the period ended March 31, 2008.

2	As a percentage of total investments (excluding repurchase agreements, call swaptions written and derivative transactions) as of March 31, 2008. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

3	As a percentage of total investments (excluding call swaptions written and derivative transactions) as of March 31, 2008. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	Effective May 1, 2008, Class R Shares will be renamed Class I Shares. See the Fund’s prospectus for more information.

Semi-Annual Report    Page 5

Fund Spotlight as of 3/31/08 Nuveen Short Duration Bond Fund

Corporate Debt: Industries[1]
Electric Utilities	12.9%
Diversified Telecommunications Services	7.9%
Commercial Banks	6.7%
Aerospace & Defense	6.1%
Commercial Services & Supplies	5.6%
Multi-Utilities	5.0%
Computers & Peripherals	4.8%
Diversified Financial Services	4.5%
Media	4.2%
Wireless Telecommunications Services	4.0%
Beverages	3.2%
Oil, Gas & Consumable Fuels	3.1%
Food Products	2.9%
Road & Rail	2.2%
Energy Equipment & Services	2.2%
Household Products	2.1%
Electrical Equipment	1.9%
Communications Equipment	1.9%
Industrial Conglomerates	1.8%
Software	1.8%
Other	15.2%
1	As a percentage of total corporate debt holdings as of March 31, 2008. Corporate debt holdings include corporate bonds (high-yield investment grade rated), senior loans, and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. Other corporate debt represents the total of all corporate debt industries that recalculated to less than 1.5% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	A Shares	C Shares	R Shares	A Shares	C Shares	R Shares
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/08)	$1,037.30	$1,033.40	$1,038.60	$1,021.90	$1,018.20	$1,023.20
Expenses Incurred During Period	$3.16	$6.91	$1.83	$3.13	$6.86	$1.82

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .62%, 1.36% and .36% for Classes A, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semi-Annual Report    Page 6

Fund Spotlight as of 3/31/08 Nuveen Multi-Strategy Income Fund

Quick Facts
	A Shares	B Shares[6]	C Shares	R Shares[6]
NAV	$19.45	$19.51	$19.47	$19.45
Latest Monthly Dividend[1]	$0.0775	$0.0650	$0.0650	$0.0815
Inception Date	12/20/04	12/20/04	12/20/04	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 3.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 3/31/08

A Shares	NAV	Offer
1-Year	5.29%	1.32%
Since Inception	3.77%	2.57%

B Shares	w/o CDSC	w/CDSC
1-Year	4.60%	0.60%
Since Inception	3.08%	2.24%

C Shares	NAV
1-Year	4.50%
Since Inception	3.02%

R Shares	NAV
1-Year	5.61%
Since Inception	4.04%
Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.78%	4.60%
30-Day Yield[4]	4.48%	—
SEC 30-Day Yield[5]	—	4.31%

B Shares	NAV
Dividend Yield[4]	4.00%
SEC 30-Day Yield[5]	3.72%

C Shares	NAV
Dividend Yield[4]	4.01%
SEC 30-Day Yield[5]	3.73%

R Shares	NAV
Dividend Yield[4]	5.03%
SEC 30-Day Yield[5]	4.74%

Portfolio Credit Quality2

Portfolio Allocation3

Net Assets ($000)	$20,010

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	2.32%	0.72%	9/30/07
Class B	3.14%	1.41%	9/30/07
Class C	2.98%	1.47%	9/30/07
Class R	1.86%	0.47%	9/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse certain expenses through January 31, 2009, and a custodian fee credit whereby certain fees and expenses are reduced by credits earned of the Fund’s cash on deposit with the bank. Absent the waiver, reimbursement and credit, expenses would be higher and total returns would be less.

1	Paid April 1, 2008. This is the latest monthly dividend declared during the period ended March 31, 2008.

2	As a percentage of total investments (excluding repurchase agreements, call swaptions written and derivative transactions) as of March 31, 2008. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

3	As a percentage of total investments (excluding call swaptions written and derivative transactions) as of March 31, 2008. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	Effective May 1, 2008 Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. Effective December 31, 2008 the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares will be renamed Class I Shares. See the Fund’s prospectus for more information.

Semi-Annual Report    Page 7

Fund Spotlight as of 3/31/08 Nuveen Multi-Strategy Income Fund

Corporate Debt: Industries[1]
Electric Utilities	9.2%
Media	7.5%
Metals & Mining	7.4%
Diversified Telecommunications Services	7.0%
Oil, Gas & Consumable Fuels	5.9%
Road & Rail	4.9%
Wireless Telecommunications Services	4.2%
Aerospace & Defense	4.2%
Commercial Banks	4.0%
Commercial Services & Supplies	3.9%
Paper & Forest Products	3.7%
Diversified Financial Services	3.0%
Energy Equipment & Services	3.0%
Health Care Providers & Services	2.4%
Multi-Line Retail	2.3%
Thrifts & Mortgage Finance	2.2%
Insurance	2.1%
Capital Markets	1.9%
Chemicals	1.8%
Independent Power Producers & Energy Traders	1.7%
Pharmaceuticals	1.7%
Hotels, Restaurants & Leisure	1.6%
Containers & Packaging	1.5%
Other	12.9%

1	As a percentage of total corporate debt holdings as of March 31, 2008. Corporate debt holdings include corporate bonds (high-yield investment grade rated), senior loans, and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. Other corporate debt represents the total of all corporate debt industries that recalculated to less than 1.5% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/08)	$1,032.60	$1,029.20	$1,029.20	$1,034.40	$1,021.35	$1,017.55	$1,017.60	$1,022.65
Expenses Incurred During Period	$3.71	$7.56	$7.51	$2.39	$3.69	$7.52	$7.47	$2.38

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .73%, 1.49%, 1.48% and .47% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semi-Annual Report    Page 8

Fund Spotlight as of 3/31/08 Nuveen High Yield Bond Fund

Quick Facts
	A Shares	B Shares[6]	C Shares	R Shares[6]
NAV	$18.27	$18.26	$18.23	$18.26
Latest Monthly Dividend[1]	$0.1220	$0.1105	$0.1105	$0.1260
Inception Date	12/20/04	12/20/04	12/20/04	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will flu’ctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 4.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 3/31/08

A Shares	NAV	Offer
1-Year	-1.48%	-6.17%
Since Inception	4.53%	3.00%

B Shares	w/o CDSC	w/CDSC
1-Year	-2.17%	-5.83%
Since Inception	3.72%	2.95%

C Shares	NAV
1-Year	-2.23%
Since Inception	3.68%

R Shares	NAV
1-Year	-1.24%
Since Inception	4.76%
Yields

A Shares	NAV	Offer
Dividend Yield[4]	8.01%	7.63%
30-Day Yield[4]	11.32%	—
SEC 30-Day Yield[5]	—	10.77%

B Shares	NAV
Dividend Yield[4]	7.26%
SEC 30-Day Yield[5]	10.55%

C Shares	NAV
Dividend Yield[4]	7.27%
SEC 30-Day Yield[5]	10.55%

R Shares	NAV
Dividend Yield[4]	8.28%
SEC 30-Day Yield[5]	11.57%

Portfolio Credit Quality 2

Portfolio Allocation3

Net Assets ($000)	$77,692

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.83%	0.82%	9/30/07
Class B	2.50%	1.57%	9/30/07
Class C	2.54%	1.57%	9/30/07
Class R	1.43%	0.56%	9/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse certain expenses through January 31, 2009, and a custodian fee credit whereby certain fees and expenses are reduced by credits earned of the Fund’s cash on deposit with the bank. Absent the waiver, reimbursement and credit, expenses would be higher and total returns would be less.

1	Paid April 1, 2008. This is the latest monthly dividend declared during the period ended March 31, 2008.

2	As a percentage of total investments (excluding repurchase agreements and derivative transactions) as of March 31, 2008. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

3	As a percentage of total investments (excluding derivative transactions) as of March 31, 2008. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	Effective May 1, 2008 Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. Effective December 31, 2008 the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares will be renamed Class I Shares. See the Fund’s prospectus for more information.

Semi-Annual Report    Page 9

Fund Spotlight as of 3/31/08 Nuveen High Yield Bond Fund

Corporate Debt: Industries[1]
Media	7.4%
Wireless Telecommunications Services	7.3%
Diversified Telecommunications Services	7.2%
Energy Equipment & Services	6.9%
Consumer Finance	5.4%
Metals & Mining	5.0%
Road & Rail	4.8%
Health Care Providers & Services	4.6%
Computers & Peripherals	3.9%
Hotels, Restaurants & Leisure	3.5%
Diversified Financial Services	3.4%
Containers & Packaging	3.2%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.2%
Aerospace & Defense	3.0%
Electric Utilities	2.9%
Multi-Utilities	2.6%
IT Services	2.2%
Diversified Consumer Services	2.0%
Paper & Forest Products	2.0%
Auto Components	1.8%
Independent Power Producers & Energy Traders	1.8%
Pharmaceuticals	1.6%
Thrifts & Mortgage Finance	1.6%
Real Estate Investment Trust	1.5%
Other	8.0%
1	As a percentage of total corporate debt holdings as of March 31, 2008. Corporate debt holdings include corporate bonds (high-yield investment grade rated), senior loans, and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. Other corporate debt represents the total of all corporate debt industries that recalculated to less than 1.5% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/08)	$971.10	$967.40	$967.40	$972.30	$1,020.90	$1,017.15	$1,017.15	$1,022.15
Expenses Incurred During Period	$4.04	$7.72	$7.72	$2.81	$4.14	$7.92	$7.92	$2.88

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .82%, 1.57%, 1.57% and .57% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semi-Annual Report    Page 10

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 26.7%

	Aerospace & Defense – 1.6%

$50	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	$51,125

150	Honeywell International Inc.	7.500%	3/01/10	A	161,743

200	Lockheed Martin Corporation	8.200%	12/01/09	A–	214,638
400	Total Aerospace & Defense				427,506
	Auto Components – 0.1%

50	Goodyear Tire & Rubber Company	8.663%	12/01/09	BB–	49,938
	Beverages – 0.9%

125	Diageo Fiannce BV	3.875%	4/01/11	A–	125,525

100	Miller Brewing Company, 144A	4.250%	8/15/08	BBB+	100,412
225	Total Beverages				225,937
	Commercial Banks – 1.8%

125	Nationsbank Corporation	6.600%	5/15/10	Aa2	131,943

100	US Bank National Association	6.300%	7/15/08	AA	100,778

100	Wachovia Corporation	6.250%	8/04/08	A+	100,654

135	Wells Fargo & Company	4.200%	1/15/10	AA+	137,312
460	Total Commercial Banks				470,687
	Commercial Services & Supplies – 1.5%

60	Allied Waste North America	6.500%	11/15/10	BB	60,300

50	Interface, Inc.	10.375%	2/01/10	BB–	52,500

150	International Lease Finance Corporation, Commercial Paper Notes	6.375%	3/15/09	AA–	151,808

125	Waste Management Inc.	7.375%	8/01/10	BBB	131,758
385	Total Commercial Services & Supplies				396,366
	Communications Equipment – 0.5%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	130,573
	Computers & Peripherals – 1.3%

50	GSC Holdings Corporation, 144A	8.000%	10/01/12	BB	53,125

100	Hewlett Packard Company	6.500%	7/01/12	A	109,275

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	130,857

50	Seagate Technology HDD Holdings	5.569%	10/01/09	BB+	48,500
325	Total Computers & Peripherals				341,757
	Consumer Finance – 0.1%

50	SLM Corporation	4.000%	1/15/09	Baa2	45,029
	Diversified Financial Services – 1.2%

153	Bank One Corporation	7.875%	8/01/10	Aa3	163,584

150	General Electric Capital Corporation	4.125%	9/01/09	AAA	151,994
303	Total Diversified Financial Services				315,578
	Diversified Telecommunication Services – 2.1%

225	BellSouth Corporation	4.200%	9/15/09	A	226,567

125	GTE Corporation – Verizon	7.510%	4/01/09	A	129,296

50	Qwest Capital Funding Inc.	7.000%	8/03/09	B+	50,000

100	Sprint Capital Corporation, Unsecured Note	6.125%	11/15/08	BBB–	99,265

50	US West Communications Inc.	5.625%	11/15/08	BBB–	50,000
550	Total Diversified Telecommunication Services				555,128

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 3.4%

$150	American Electric Power	5.375%	3/15/10	BBB	$153,543

100	Cinergy Corporation	6.530%	12/16/08	BBB+	101,903

100	FirstEnergy Corporation	6.450%	11/15/11	BBB–	104,760

100	Niagara Mohawk Power Corporation, Series 1998G	7.750%	10/01/08	A3	101,768

100	Ohio Edison Company	4.000%	5/01/08	Baa2	99,995

150	Pacific Gas and Electric Company	3.600%	3/01/09	A3	149,662

100	Public Service Electric & Gas Company, Series 2003C	4.000%	11/01/08	A–	100,082

100	Puget Sound Energy Inc.	3.363%	6/01/08	BBB+	99,909
900	Total Electric Utilities				911,622
	Electrical Equipment – 0.5%

125	Emerson Electric Company, Note	7.125%	8/15/10	A	135,629
	Energy Equipment & Services – 0.6%

150	El Paso Energy Corporation	6.750%	5/15/09	BB–	152,291
	Food Products – 0.8%

100	Campbell Soup Company	5.875%	10/01/08	A	101,557

100	Kellogg Company	2.875%	6/01/08	A3	99,895
200	Total Food Products				201,452
	Hotels, Restaurants & Leisure – 0.4%

100	Tricon Global Restaurants Inc.	7.650%	5/15/08	Baa2	100,534
	Household Durables – 0.3%

50	KB Home	7.750%	2/01/10	Ba2	48,063

25	Toll Corporation	8.250%	2/01/11	BB+	22,813
75	Total Household Durables				70,876
	Household Products – 0.6%

150	Clorox Company	4.200%	1/15/10	BBB+	150,587
	Industrial Conglomerates – 0.5%

125	Textron Financial Corporation	5.125%	2/03/11	A–	130,085
	Insurance – 0.4%

100	Prudential Financial Inc.	3.750%	5/01/08	A+	99,992
	IT Services – 0.4%

100	First Data Corporation (3)	3.375%	8/01/08	Caa1	97,620
	Machinery – 0.4%

100	John Deere Capital Corporation, Series 2005D	4.500%	8/25/08	A	100,498
	Media – 1.1%

50	Echostar DBS Corporation	5.750%	10/01/08	BB–	49,875

40	Sinclair Broadcasting Group	8.000%	3/15/12	BB–	40,500

75	Valassis Communications Inc.	6.625%	1/15/09	BB	74,063

125	Walt Disney Company	5.700%	7/15/11	A	132,680
290	Total Media				297,118
	Multi-Line Retail – 0.4%

100	Federated Department Stores, Inc.	6.625%	9/01/08	Baa2	100,475

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 1.3%

$100	Duke Energy Corporation	4.200%	10/01/08	A–	$100,364

100	MidAmerican Energy Holdings Company	3.500%	5/15/08	BBB+	99,983

150	Sempra Energy	4.750%	5/15/09	BBB+	151,389
350	Total Multi-Utilities				351,736
	Oil, Gas & Consumable Fuels – 0.8%

50	Alpha Natural Resources, Inc.	10.000%	6/01/12	B	52,500

150	Phillips Petroleum Company	8.750%	5/25/10	A1	167,492
200	Total Oil, Gas & Consumable Fuels				219,992
	Paper & Forest Products – 0.1%

40	Rock-Tenn Company	8.200%	8/15/11	BB	41,200
	Pharmaceuticals – 0.4%

100	Bristol-Myers Squibb Company	4.000%	8/15/08	A+	100,060
	Real Estate Investment Trust – 0.1%

50	Istar Financial Inc.	8.750%	8/15/08	BBB	47,629
	Road & Rail – 0.6%

150	Kansas City Southern Railway Company	9.500%	10/01/08	BB–	152,813
	Software – 0.5%

125	Oracle Corporation	5.000%	1/15/11	A	128,315
	Thrifts & Mortgage Finance – 0.4%

100	Washington Mutual Bank	5.187%	8/25/08	BBB+	96,139
	Tobacco – 0.3%

75	Reymolds American Inc.	6.500%	7/15/10	BBB	76,875
	Trading Companies & Distributors – 0.2%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	50,566
	Wireless Telecommunication Services – 1.1%

100	Airtouch Communications Inc.	6.650%	5/01/08	A–	100,165

50	Rogers Wireless Communications Inc.	8.000%	12/15/12	BB+	52,000

125	Vodafone Group PLC	5.500%	6/15/11	A–	127,210
275	Total Wireless Telecommunication Services				279,375
$6,903	Total Corporate Bonds (cost $7,035,055)				7,051,978

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 42.9%

	U.S. Treasury Bonds/Notes – 42.9%

$1,000	United States of America Treasury Bonds/Notes	4.500%	2/28/11	AAA	$1,077,891

3,450	United States of America Treasury Bonds/Notes	4.750%	11/15/08	AAA	3,521,429

1,200	United States of America Treasury Bonds/Notes	4.875%	1/31/09	AAA	1,233,095

3,350	United States of America Treasury Bonds/Notes	3.500%	11/15/09	AAA	3,453,381

1,000	United States of America Treasury Bonds/Notes	6.500%	2/15/10	AAA	1,089,376

920	United States of America Treasury Bonds/Notes	4.375%	12/15/10	AAA	985,334
$10,920	Total U.S. Government and Agency Obligations (cost $11,144,534)				11,360,506

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 17.4%

	Autos – 8.6%

$300	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$303,026

230	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	234,459

340	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	339,438

8	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	7,552

400	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	401,641

450	Harley-Davidson Motorcycle Trust, Series 2007-2A3	5.100%	5/15/12	AAA	457,028

100	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	101,317

270	USAA Auto Owner Trust 2006-2	5.370%	2/15/12	AAA	276,623

160	USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	163,319
2,258	Total Autos				2,284,403
	Cards – 7.7%

310	Bank One Issuance Trust, 2003 Class A9	3.860%	6/15/11	AAA	311,163

160	Citibank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	160,643

270	Citibank Credit Card Issuance Trust, Series 2007	5.000%	11/08/12	A	266,716

300	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	307,288

300	Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	305,055

450	MBNA Master Credit Card Trust 1999-B A	5.900%	8/15/11	AAA	461,503

210	MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	221,275
2,000	Total Cards				2,033,643
	Home Equity – 1.1%

289	Federal National Mortgage Association Pool 838948	5.080%	8/01/35	AAA	294,787

(4) —	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	A+	—
289	Total Home Equity				294,787
$4,547	Total Asset-Backed Securities (cost $4,581,424)				4,612,833

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.3%

	Turkey – 2.3%

$200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	$139,624

400	Republic of Turkey, Government Bond	10.840%	2/15/12	BB	324,037

200	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	141,273
800	Total Turkey				604,934
$800	Total Sovereign Debt (cost $563,179)				604,934

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 10.8%

	U.S. Government and Agency Obligations – 10.0%

$600	Federal Home Loan Banks, Discount Notes	0.000%	4/09/08	AAA	$599,471

600	Federal Home Loan Banks, Discount Notes	0.000%	4/23/08	AAA	599,219

1,450	Federal National Mortgage Association	0.000%	4/16/08	AAA	1,448,731
2,650	Total U.S. Government and Agency Obligations				2,647,421

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	Repurchase Agreements – 0.8%

$206	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $205,697, collateralized by $145,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $213,875	1.100%	4/01/08	$205,691
$2,856	Total Short-Term Investments (cost $2,853,112)			2,853,112
	Total Investments (cost $26,177,304) – 100.1%			26,483,363

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
	Call Swaptions Written – 0.0%

OTC-10-Year Interest Rate Swap	Lehman Brothers	6-Month LIBOR	Receive	4.890%	4/14/08	(1,300,000)	GBP	(3,120) GBP	$(1,318)
	Total Call Swaptions Written (premiums received $6,334)								(1,318)

	Other Assets Less Liabilities – (0.1)%								(22,509)

	Net Assets – 100.0%								$26,459,536

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2008

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	200,000	Canadian Dollar	182,028	4/22/08	$(5,013)
Brazilian Real	458,600	U.S. Dollar	269,369	4/02/08	8,116
Canadian Dollar	200,000	Swiss Franc	220,448	4/08/08	27,170
Canadian Dollar	180,316	Australian Dollar	200,000	4/22/08	6,680
Czech Koruna	3,914,550	Euro	157,464	4/22/08	3,642
Euro	150,000	Czech Koruna	3,914,550	4/22/08	8,132
Euro	40,000	Iceland Krona	3,886,800	9/24/08	(12,689)
Euro	84,608	Iceland Krona	8,119,800	9/24/08	(28,143)
Iceland Krona	12,006,600	Euro	105,256	9/24/08	10,557
Indian Rupee	8,092,000	U.S. Dollar	200,000	6/09/08	(587)
Indonesian Rupiah	1,728,780,000	U.S. Dollar	181,690	4/04/08	(6,058)
Indonesian Rupiah	1,827,000,000	U.S. Dollar	195,401	6/10/08	(1,467)
Japanese Yen	21,260,000	U.S. Dollar	200,000	5/01/08	(13,705)
Mexican Peso	1,990,533	U.S. Dollar	183,481	4/24/08	(2,953)
New Taiwan Dollar	2,415,000	U.S. Dollar	75,000	4/07/08	(4,634)
New Taiwan Dollar	3,951,000	U.S. Dollar	122,626	4/15/08	(7,918)
New Turkish Lira	128,530	U.S. Dollar	100,000	5/14/08	5,233
New Turkish Lira	127,290	U.S. Dollar	100,000	5/14/08	6,147
New Turkish Lira	669,433	U.S. Dollar	530,791	5/14/08	37,208
New Zealand Dollar	250,000	U.S. Dollar	195,254	5/05/08	(89)
Singapore Dollar	250,000	U.S. Dollar	176,900	5/14/08	(5,093)
South African Rand	800,000	U.S. Dollar	98,436	4/21/08	324
South Korean Won	159,613,000	U.S. Dollar	170,673	4/22/08	9,421
Swiss Franc	245,110	Canadian Dollar	220,448	4/08/08	(32,086)
U.S. Dollar	273,334	Brazilian Real	458,600	4/02/08	(12,081)
U.S. Dollar	38,000	Indonesian Rupiah	358,530,000	4/04/08	937
U.S. Dollar	150,000	Indonesian Rupiah	1,370,250,000	4/04/08	(1,189)
U.S. Dollar	79,245	New Taiwan Dollar	2,415,000	4/07/08	388
U.S. Dollar	129,882	New Taiwan Dollar	3,951,000	4/15/08	662
U.S. Dollar	191,616	Colombian Peso	372,118,900	4/18/08	10,870
U.S. Dollar	100,000	South African Rand	778,200	4/21/08	(4,561)
U.S. Dollar	102,640	South African Rand	800,000	4/21/08	(4,528)
U.S. Dollar	183,527	Mexican Peso	1,990,533	4/24/08	2,907
U.S. Dollar	212,818	Japanese Yen	21,260,000	5/01/08	888
U.S. Dollar	194,655	New Zealand Dollar	250,000	5/05/08	688
U.S. Dollar	181,806	Singapore Dollar	250,000	5/14/08	187
U.S. Dollar	200,000	Indonesian Rupiah	1,827,000,000	6/10/08	(3,132)
U.S. Dollar	125,000	Argentine Peso	397,375	6/17/08	(715)
					$(6,484)

Interest Rate Swaps outstanding at March 31, 2008:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
BNP Paribas	900,000	USD	Pay	12-Month CPI-U	2.840%	3/04/15	(5)	3/04/15	$(1,177)	$(1,177)
BNP Paribas	900,000	USD	Receive	12-Month CPI-U	2.650	3/04/10	(5)	3/04/10	(1,762)	(1,762)
Deutsche Bank AG	1,300,000	GBP	Pay	6-Month LIBOR	4.800	Semi-Annually		1/24/10	(13,008)	(13,008)
Goldman Sachs	1,550,000	EUR	Pay	6-Month EURIBOR	4.021	Annually		1/26/14	(5,661)	(5,661)
Goldman Sachs	650,000	EUR	Receive	6-Month EURIBOR	4.410	Annually		1/26/19	914	914
Goldman Sachs	900,000	EUR	Receive	6-Month EURIBOR	3.675	Annually		1/26/11	6,027	6,027
Morgan Stanley	12,250,000	NOK	Pay	6-Month NIBOR	5.625	Annually		11/12/09	(15,361)	(15,215)
Morgan Stanley	2,500,000	NOK	Pay	6-Month NIBOR	5.500	Annually		11/12/17	9,179	9,179
Morgan Stanley	2,625,000	USD	Pay	3-Month USD-LIBOR	3.198	Semi-Annually		1/21/11	17,991	17,991
Morgan Stanley	3,000,000	BRL	Pay	1-Day BZDIRA	12.720	1/05/10	(6)	1/04/10	(210)	(210)
Morgan Stanley	4,000,000	BRL	Pay	1-Day BZDIRA	11.270	1/05/10	(6)	1/04/10	(60,097)	(60,097)
Morgan Stanley	625,000	USD	Receive	3-Month USD-LIBOR	4.490	Semi-Annually		1/21/19	(8,047)	(8,047)
Morgan Stanley	9,750,000	NOK	Receive	6-Month NIBOR	5.423	Annually		11/12/12	(3,168)	(3,168)
										$(74,234)

Credit Default Swaps outstanding at March 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Macy’s Inc.	Buy	$125,000	2.800%	3/20/13	$153	$153
Goldman Sachs	DJ Investment Grade CDX	Sell	742,500	3.750	12/20/12	(78,775)	(76,920)
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	125,000	3.750	9/20/08	(1,609)	(1,611)
							$(78,378)

Futures Contracts outstanding at March 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31,2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	33	6/08	$7,083,656	$32,901
U.S. 5-Year Treasury Note	Long	9	6/08	1,028,109	(1,644)
U.S. 10-Year Treasury Note	Short	(10)	6/08	(1,189,531)	(14,093)
					$17,164

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Principal Amount rounds to less than $1,000.

(5)	Fixed Rate Payment due upon contract termination.

(6)	Fixed Rate Payment due one business day subsequent to contract termination.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

OTC	Over-The-Counter market transaction.

BRL	Brazil Real

GBP	British Pound

EUR	Euro

NOK	Norwegian Krone

USD	United States Dollar

BZDIRA	Brazil Inter-Bank Deposit Rate Annualized

CPI-U	USA-Non-Revised Consumer Price Index-Urban

EURIBOR	Europe Inter-Bank Offered Rate

LIBOR	London Inter-Bank Offered Rate

NIBOR	Norwegian Inter-Bank Offered Rate

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 22.4%

	Aerospace & Defense – 0.9%

$12	Boeing Capital Corporation	5.800%	1/15/13	A+	$12,963

50	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	51,125

40	Hawker Beechcraft Acquistion Company	9.750%	4/01/17	B–	40,000

20	Honeywell International Inc.	7.500%	3/01/10	A	21,566

40	L-3 Communications Corporation	6.125%	1/15/14	BB+	39,200

10	Lockheed Martin Corporation	7.650%	5/01/16	A–	11,758

8	United Technologies Corporation	7.500%	9/15/29	A	9,618
180	Total Aerospace & Defense				186,230
	Auto Components – 0.1%

20	Lear Corporation	8.750%	12/01/16	B–	17,175
	Beverages – 0.1%

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,714

5	Diageo Capital, PLC	5.750%	10/23/17	A–	5,130

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	10,410
22	Total Beverages				23,254
	Building Products – 0.3%

40	Dayton Superior Corporation	13.000%	6/15/09	CCC+	34,900

4	Masco Corporation	5.875%	7/15/12	BBB+	4,036

20	Norcraft Holdings LP	9.750%	9/01/12	B–	17,600
64	Total Building Products				56,536
	Capital Markets – 0.4%

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa2	83,149

1	Merril Lynch & Company	3.700%	4/21/08	A+	999
81	Total Capital Markets				84,148
	Chemicals – 0.4%

6	Dow Chemical Company	7.375%	11/01/29	A–	6,455

30	Equistar Chemicals LP	7.550%	2/15/26	B+	19,350

30	MacDermid, Inc.	9.500%	4/15/17	CCC+	27,000

30	NOVA Chemicals Corporation	7.863%	11/15/13	Ba3	25,275

2	Praxair, Inc.	6.375%	4/01/12	A	2,173
98	Total Chemicals				80,253
	Commercial Banks – 0.9%

50	Bank of America Corporation	6.000%	9/01/17	Aa1	52,663

6	Charter One Bank FSB	6.375%	5/15/12	Aa3	6,304

4	Key Bank NA	7.000%	2/01/11	A2	4,222

25	National City Bank	6.200%	12/15/11	A	23,506

18	PNC Funding Corporation	7.500%	11/01/09	A	18,914

6	SunTrust Banks Inc.	6.375%	4/01/11	Aa3	6,236

9	US Bank NA Minnesota	6.375%	8/01/11	AA	9,752

39	Wachovia Corporation	5.250%	8/01/14	A+	38,573

20	Wells Fargo & Company	5.250%	10/23/12	AA+	20,762
177	Total Commercial Banks				180,932

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 0.9%

$30	Ahern Rentals Inc.	9.250%	8/15/13	B+	$23,925

50	Browning Ferris-Allied Waste	9.250%	5/01/21	BB	52,000

40	Interface, Inc.	10.375%	2/01/10	BB–	42,000

35	Quebecor Media Inc.	7.750%	3/15/16	B2	32,113

30	Rental Service Corporation	9.500%	12/01/14	B–	25,200
185	Total Commercial Services & Supplies				175,238
	Communications Equipment – 0.1%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	10,363

1	Motorola, Inc.	7.625%	11/15/10	Baa1	1,037

3	Motorola, Inc.	7.500%	5/15/25	Baa1	2,623
14	Total Communications Equipment				14,023
	Computers & Peripherals – 0.2%

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	36,261
	Consumer Finance – 0.0%

12	SLM Corporation	5.375%	1/15/13	Baa2	9,206
	Containers & Packaging – 0.3%

50	Caraustar Industries	7.375%	6/01/09	B–	34,250

40	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	33,400
90	Total Containers & Packaging				67,650
	Diversified Financial Services – 0.7%

35	Citigroup Inc.	6.000%	10/31/33	A+	29,993

65	General Electric Capital Corporation, Medium Term Notes	5.625%	9/15/17	AAA	66,633

20	International Lease Finance Corporation	5.650%	6/01/14	AA–	19,230

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	Aa3	18,956
138	Total Diversified Financial Services				134,812
	Diversified Telecommunication Services – 1.6%

50	AT&T, Inc.	6.800%	5/15/36	A	51,540

40	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	36,400

40	Citizens Communications Company	9.000%	8/15/31	BB+	35,200

50	FairPoint Communications Inc.	13.125%	4/01/18	B+	48,250

50	Sprint Capital Corporation	6.900%	5/01/19	BBB–	39,445

55	Verizon Communications	6.250%	4/01/37	A	52,677

50	Windstream Corporation, 144A	8.625%	8/01/16	BB	49,375
335	Total Diversified Telecommunication Services				312,887
	Electric Utilities – 2.1%

35	American Electric Power	5.250%	6/01/15	BBB	34,679

20	Carolina Power and Light Company	5.125%	9/15/13	A2	20,999

20	Dominion Resources Inc.	6.250%	6/30/12	A–	21,302

14	Duke Capital LLC	5.668%	8/15/14	Baa1	14,095

55	Duke Energy Corporation	6.250%	1/15/12	A–	59,115

50	Edison Mission Energy	7.000%	5/15/17	BB–	50,000

40	Energy Future Holdings	10.875%	11/01/17	B–	40,600

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$40	Exelon Corporation	4.900%	6/15/15	Baa1	$38,162

45	FirstEnergy Corporation	6.450%	11/15/11	BBB–	47,142

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	5,455

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	15,736

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	10,895

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,150

25	Reliant Energy Inc.	7.875%	6/15/17	B	25,000

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,891

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	9,220
400	Total Electric Utilities				410,441
	Electrical Equipment – 0.1%

15	UCAR Finance Inc.	10.250%	2/15/12	B+	15,600
	Energy Equipment & Services – 0.7%

40	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	35,400

50	Helix Energy Solutions	9.500%	1/15/16	BB–	50,250

50	Kinder Morgan Finance	5.700%	1/05/16	BB	47,625
140	Total Energy Equipment & Services				133,275
	Food & Staples Retailing – 0.0%

2	Kroger Co.	7.500%	4/01/31	Baa2	2,173
	Food Products – 0.3%

27	Kellogg Company	7.450%	4/01/31	A3	31,382

35	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	29,925
62	Total Food Products				61,307
	Gas Utilities – 0.1%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	1,944

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB+	10,726
12	Total Gas Utilities				12,670
	Health Care Providers & Services – 0.5%

50	HealthSouth Corporation	10.750%	6/15/16	CCC+	52,750

55	Tenet Healthcare Corporation	9.875%	7/01/14	B	53,488
105	Total Health Care Providers & Services				106,238
	Hotels, Restaurants & Leisure – 0.3%

50	Harrah’s Operating Company, Inc.	10.750%	2/01/16	B+	42,375

30	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	27,600
80	Total Hotels, Restaurants & Leisure				69,975
	Household Durables – 0.2%

12	Pulte Homes, Inc.	4.875%	7/15/09	BB+	11,400

25	Toll Corporation	8.250%	2/01/11	BB+	22,813
37	Total Household Durables				34,213
	Household Products – 0.1%

20	Procter and Gamble Company	4.850%	12/15/15	AA–	20,966

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power Producers & Energy Traders – 0.4%

$25	Intergen NV, 144A	9.000%	6/30/17	BB–	$26,250

50	NRG Energy Inc.	7.375%	2/01/16	B1	49,125
75	Total Independent Power Producers & Energy Traders				75,375
	Industrial Conglomerates – 0.3%

50	SPX Corporation	7.625%	12/15/14	BB	51,563
	Insurance – 0.5%

35	Allstate Corporation	7.200%	12/01/09	A+	37,039

55	Prudential Financial Inc.	4.750%	4/01/14	A+	54,588
90	Total Insurance				91,627
	IT Services – 0.1%

40	First Data Corporation	9.875%	9/24/15	B	32,950
	Machinery – 0.3%

40	American Railcar Industries	7.500%	3/01/14	BB–	35,400

5	Caterpillar Inc.	6.050%	8/15/36	A	5,134

15	Deere & Company	6.950%	4/25/14	A	16,661
60	Total Machinery				57,195
	Media – 1.7%

100	AOL Time Warner	6.875%	5/01/12	BBB+	103,325

55	Comcast Corporation	6.450%	3/15/37	BBB+	51,992

40	Echostar DBS Corporation	7.125%	2/01/16	BB–	37,500

40	News America, Inc., 144A	6.150%	3/01/37	BBB+	37,909

40	Sinclair Broadcasting Group	8.000%	3/15/12	BB–	40,500

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB+	33,143

25	Walt Disney Company	6.000%	7/17/17	A	26,828

2	Walt Disney Company	7.000%	3/01/32	A	2,293
337	Total Media				333,490
	Metals & Mining – 1.6%

40	California Steel Industries Inc.	6.125%	3/15/14	BB–	31,400

30	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	31,650

30	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BB	31,913

30	Noranda Aluminum Acquisition Corporation	8.738%	5/15/15	B–	23,700

30	Russel Metals Inc.	6.375%	3/01/14	BB	27,900

40	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	40,600

50	Steel Dynamics, Inc. (WI/DD)	7.750%	4/15/16	BB+	50,313

40	Tube City IMS Corporation	9.750%	2/01/15	B–	35,400

60	United States Steel Corporation	6.050%	6/01/17	Baa3	55,593
350	Total Metals & Mining				328,469
	Multi-Line Retail – 0.5%

8	Federated Department Stores, Inc.	6.900%	4/01/29	Baa2	6,787

35	J.C. Penney Corporation Inc.	5.750%	2/15/18	BBB–	32,374

65	Target Corporation	5.375%	5/01/17	A+	64,628
108	Total Multi-Line Retail				103,789

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.2%

$50	Dynegy Holdings, Inc.	7.750%	6/01/19	B	$47,000
	Oil, Gas & Consumable Fuels – 1.3%

40	Apache Corporation	6.000%	1/15/37	A–	40,519

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	12,368

18	Halliburton Company	5.500%	10/15/10	A	18,963

10	Occidental Petroleum Corporation	6.750%	1/15/12	A–	11,076

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	52,360

10	Tosco Corporation	8.125%	2/15/30	A1	12,618

10	Valero Energy Corporation	7.500%	4/15/32	BBB	10,440

100	W&T Offshore, Inc.	8.250%	6/15/14	B	93,250

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	10,880
258	Total Oil, Gas & Consumable Fuels				262,474
	Paper & Forest Products – 0.8%

43	Buckeye Technologies Inc.	8.000%	10/15/10	B	43,161

30	Mercer International Inc.	9.250%	2/15/13	B	25,050

40	Rock-Tenn Company	8.200%	8/15/11	BB	41,200

50	Rock-Tenn Company	5.625%	3/15/13	BB	46,250

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,244
171	Total Paper & Forest Products				163,905
	Pharmaceuticals – 0.4%

40	Axcan Intermediate Holdings	9.250%	3/01/15	Ba2	39,700

10	Schering-Plough Corporation	6.000%	9/15/17	A–	10,068

3	Schering-Plough Corporation	6.750%	12/01/33	A–	2,957

20	Wyeth	5.500%	3/15/13	A+	21,201
73	Total Pharmaceuticals				73,926
	Real Estate Investment Trust – 0.2%

50	Istar Financial Inc.	8.750%	8/15/08	BBB	47,629
	Real Estate Management & Development – 0.1%

12	ERP Operating LP	6.625%	3/15/12	BBB+	12,204
	Road & Rail – 1.1%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	19,257

13	Canadian National Railways Company	6.250%	8/01/34	A–	12,658

10	CSX Corporation	5.600%	5/01/17	BBB–	9,518

50	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	BB–	46,250

100	Kansas City Southern Railway Company	9.500%	10/01/08	BB–	101,875

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	19,701

10	Union Pacific Corporation	5.650%	5/01/17	BBB	9,996
218	Total Road & Rail				219,255
	Software – 0.1%

14	Computer Associates International, Inc.	4.750%	12/01/09	Ba1	14,163
	Thrifts & Mortgage Finance – 0.5%

100	Washington Mutual Bank	5.187%	8/25/08	BBB+	96,139

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Trading Companies & Distributors – 0.1%

$50	Neff Corporation	10.000%	6/01/15	B–	$24,000
	Wireless Telecommunication Services – 0.9%

50	Metro Wireless Inc.	9.250%	11/01/14	B–	46,250

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB–	59,560

80	Vodafone Group PLC	5.350%	2/27/12	A–	81,079
190	Total Wireless Telecommunication Services				186,889
$4,620	Total Corporate Bonds (cost $4,639,197)				4,467,505

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.5%

	U.S. Treasury Bond/Notes – 15.5%

$60	United States of America Treasury Bonds/Notes	0.000%	11/15/08	AAA	$59,408

1,525	United States of America Treasury Bonds/Notes	0.000%	11/15/10	AAA	1,459,166

425	United States of America Treasury Bonds/Notes	0.000%	11/15/12	AAA	380,104

950	United States of America Treasury Bonds/Notes	0.000%	5/15/17	AAA	673,892

395	United States of America Treasury Bonds/Notes	0.000%	2/15/25	AAA	182,775

965	United States of America Treasury Bonds/Notes	0.000%	2/15/31	AAA	347,288
$4,320	Total U.S. Government and Agency Obligations (cost $2,938,540)				3,102,633

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 59.5%

	Autos – Asset-Backed Securities – 6.1%

$300	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$303,026

230	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	234,459

180	Daimer Chrysler Auto Trust, Series 2006D	4.980%	2/08/11	AAA	182,209

8	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	7,552

400	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	401,641

100	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	101,317
1,218	Total Autos				1,230,204
	Cards – Asset-Backed Securities – 9.3%

175	American Express Credit Card Master Trust, Class C Series 2007-6	3.208%	1/15/13	BBB	159,791

86	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Aaa	87,542

100	Bank One Issuance Trust 03-A3 A3	2.928%	12/15/10	AAA	100,000

310	Bank One Issuance Trust, 2003 Class A9	3.860%	6/15/11	AAA	311,163

160	Chase Issuance Trust 05- A3 A	2.838%	10/17/11	AAA	158,810

200	Citibank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	200,804

300	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	307,288

300	Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	305,055

217	MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	228,650
1,848	Total Cards				1,859,103

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Home Equity – Asset-Backed Securities – 0.0%

$(3) —	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	A+	$—
	Other – Asset-Backed Securities – 0.7%

145	SLM Student Loan Trust 2007-7 Class A1	3.471%	10/25/12	AAA	143,770
	Commercial – Mortgage-Backed Securities – 1.7%

350	Banc of America Commercial Mortgage Pass-Through Certificates, Series 2005	4.933%	7/10/45	AAA	343,127
	Residential – Mortgage-Backed Securities – 41.7%

56	Federal National Mortgage Association Pool 255814	5.500%	8/01/35	AAA	56,302

685	Federal National Mortgage Association Pool 735060	6.000%	11/01/34	AAA	704,352

323	Federal National Mortgage Association Pool 735606	4.443%	5/01/35	AAA	328,081

343	Federal National Mortgage Association Pool 824163	5.500%	4/01/35	AAA	347,041

289	Federal National Mortgage Association Pool 838948	5.080%	8/01/35	AAA	294,787

299	Federal National Mortgage Association Pool 847681	6.241%	12/01/36	AAA	307,451

353	Federal National Mortgage Association Pool 905597	6.088%	12/01/36	AAA	360,036

825	Federal National Mortgage Association Pool 946228	6.172%	9/01/37	AAA	828,718

1,200	Federal National Mortgage Association Pool (MDR) (WI/DD)	6.000%	TBA	AAA	1,229,437

1,700	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.500%	TBA	AAA	1,716,203

1,220	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.000%	TBA	AAA	1,207,610

127	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.936%	1/01/37	AAA	129,128

800	Government National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	825,625
8,220	Total Residential				8,334,771
$11,781	Total Asset-Backed and Mortgage-Backed Securities (cost $11,792,716)				11,910,975

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 0.0%

	Capital Markets – 0.0%

$8	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	$8,062
$8	Total Capital Preferred Securities (cost $8,635)				8,062

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 5.5%

	Colombia – 0.1%

$10	Republic of Colombia	8.250%	12/22/14	BBB–	$11,650
	Hungary – 0.3%

60	Republic of Hungary	4.750%	2/03/15	A2	61,706
	Israel – 0.3%

65	State of Israel	5.500%	11/09/16	A	68,382
	Malaysia – 0.6%

100	Republic of Malaysia	7.500%	7/15/11	A–	111,964
	Mexico – 0.4%

65	United Mexican States	6.625%	3/03/15	BBB+	72,800

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Poland – 0.3%

$60	Republic of Poland	5.000%	10/19/15	A2	$63,099
	South Korea – 0.5%

100	Republic of Korea	5.125%	12/07/16	A	102,242
	Turkey – 3.0%

200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	139,624

400	Republic of Turkey, Government Bond	10.840%	2/15/12	BB	324,037

200	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	141,273
800	Total Turkey				604,934
$1,260	Total Sovereign Debt (cost $1,028,944)				1,096,777

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 22.1%

	U.S. Government and Agency Obligations – 17.0%

$3,000	Federal Home Loan Banks, Discount Notes	0.000%	4/07/08	AAA	$2,999,000

400	Federal Home Loan Banks, Discount Notes	0.000%	4/09/08	AAA	399,747
3,400	Total U.S. Government and Agency Obligations (cost $3,398,747)				3,398,747
	Repurchase Agreements – 5.1%

1,018	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $1,017,722, collateralized by $995,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $1,041,019	1.100%	4/01/08	N/A	1,017,691
$4,418	Total Short-Term Investments (cost $4,416,438)				4,416,438
	Total Investments (cost $24,824,470) – 125.0%				25,002,390

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
	Call Swaptions Written – 0.0%

OTC-10-Year Interest Rate Swap	Lehman Brothers	6-Month LIBOR	Receive	4.890%	4/14/08	(1,300,000)	GBP	(3,120) GBP	$(1,318)

Total Call Swaptions Written (premiums received $6,334)	(1,318)

Other Assets Less Liabilities – (25.0)%	(4,991,399)

Net Assets – 100%	$20,009,673

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

March 31, 2008

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	200,000	Canadian Dollar	182,028	4/22/08	$(5,013)
Brazilian Real	458,600	U.S. Dollar	269,369	4/02/08	8,116
Canadian Dollar	200,000	Swiss Franc	220,448	4/08/08	27,170
Canadian Dollar	180,316	Australian Dollar	200,000	4/22/08	6,680
Czech Koruna	3,914,550	Euro	157,464	4/22/08	3,642
Euro	150,000	Czech Koruna	3,914,550	4/22/08	8,132
Euro	40,000	Iceland Krona	3,886,800	9/24/08	(12,689)
Euro	84,608	Iceland Krona	8,119,800	9/24/08	(28,143)
Iceland Krona	12,006,600	Euro	105,256	9/24/08	10,557
Indian Rupee	8,092,000	U.S. Dollar	200,000	6/09/08	(587)
Indonesian Rupiah	1,917,480,000	U.S. Dollar	201,522	4/04/08	(6,719)
Indonesian Rupiah	1,827,000,000	U.S. Dollar	195,401	6/10/08	(1,467)
Japanese Yen	21,260,000	U.S. Dollar	200,000	5/01/08	(13,705)
Mexican Peso	2,231,024	U.S. Dollar	205,649	4/24/08	(3,310)
New Taiwan Dollar	2,511,600	U.S. Dollar	78,000	4/07/08	(4,819)
New Taiwan Dollar	3,951,000	U.S. Dollar	122,626	4/15/08	(7,918)
New Turkish Lira	128,530	U.S. Dollar	100,000	5/14/08	5,233
New Turkish Lira	127,290	U.S. Dollar	100,000	5/14/08	6,147
New Turkish Lira	669,433	U.S. Dollar	530,791	5/14/08	37,208
New Zealand Dollar	250,000	U.S. Dollar	195,254	5/05/08	(89)
Singapore Dollar	250,000	U.S. Dollar	176,900	5/14/08	(5,093)
South African Rand	800,000	U.S. Dollar	98,436	4/21/08	324
South Korean Won	159,613,000	U.S. Dollar	170,673	4/22/08	9,421
Swiss Franc	245,110	Canadian Dollar	220,448	4/08/08	(32,086)
U.S. Dollar	273,334	Brazilian Real	458,600	4/02/08	(12,081)
U.S. Dollar	58,000	Indonesian Rupiah	547,230,000	4/04/08	1,430
U.S. Dollar	150,000	Indonesian Rupiah	1,370,250,000	4/04/08	(1,189)
U.S. Dollar	82,415	New Taiwan Dollar	2,511,600	4/07/08	404
U.S. Dollar	129,882	New Taiwan Dollar	3,951,000	4/15/08	662
U.S. Dollar	193,739	Colombian Peso	376,241,000	4/18/08	10,990
U.S. Dollar	100,000	South African Rand	778,200	4/21/08	(4,561)
U.S. Dollar	102,640	South African Rand	800,000	4/21/08	(4,528)
U.S. Dollar	205,700	Mexican Peso	2,231,024	4/24/08	3,258
U.S. Dollar	212,818	Japanese Yen	21,260,000	5/01/08	888
U.S. Dollar	194,655	New Zealand Dollar	250,000	5/05/08	688
U.S. Dollar	181,806	Singapore Dollar	250,000	5/14/08	187
U.S. Dollar	200,000	Indonesian Rupiah	1,827,000,000	6/10/08	(3,132)
U.S. Dollar	100,000	Argentine Peso	371,900	6/17/08	(572)
					$(6,564)

Interest Rate Swaps outstanding at March 31, 2008:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
BNP Paribas	900,000	USD	Pay	12-Month CPI-U	2.840%	3/04/15	(4)	3/04/15	$(1,777)	$(1,177)
BNP Paribas	900,000	USD	Receive	12-Month CPI-U	2.650	3/04/10	(4)	3/04/10	(1,762)	(1,762)
Deutsche Bank AG	1,300,000	GBP	Pay	6-Month LIBOR	4.800	Semi-Annually		1/24/10	(13,008)	(13,008)
Goldman Sachs	1,550,000	EUR	Pay	6-Month EURIBOR	4.021	Annually		1/26/14	(5,661)	(5,661)
Goldman Sachs	650,000	EUR	Receive	6-Month EURIBOR	4.410	Annually		1/26/19	914	914
Goldman Sachs	900,000	EUR	Receive	6-Month EURIBOR	3.675	Annually		1/26/11	6,027	6,027
Morgan Stanley	12,250,000	NOK	Pay	6-Month NIBOR	5.625	Annually		11/12/09	(15,361)	(15,215)
Morgan Stanley	2,500,000	NOK	Pay	6-Month NIBOR	5.500	Annually		11/12/17	9,179	9,179
Morgan Stanley	2,625,000	USD	Pay	3-Month USD-LIBOR	3.198	Semi-Annually		1/21/11	17,991	17,991
Morgan Stanley	3,000,000	BRL	Pay	1-Day BZDIRA	12.720	1/05/10	(5)	1/04/10	(210)	(210)
Morgan Stanley	4,000,000	BRL	Pay	1-Day BZDIRA	11.270	1/05/10	(5)	1/04/10	(60,097)	(60,097)
Morgan Stanley	625,000	USD	Receive	3-Month USD-LIBOR	4.490	Semi-Annually		1/21/19	(8,047)	(8,047)
Morgan Stanley	9,750,000	NOK	Receive	6-Month NIBOR	5.423	Annually		11/12/12	(3,168)	(3,168)
										$(74,234)

Credit Default Swaps outstanding at March 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Macy’s Inc.	Buy	$125,000	2.800%	3/20/13	$153	$153
Goldman Sachs	DJ Investment Grade CDX	Sell	742,500	3.750	12/20/12	(78,775)	(76,920)
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	125,000	3.750	9/20/08	(1,609)	(1,611)
							$(78,378)

Futures Contracts outstanding at March 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury Bond	Long	1	6/08	$118,797	$247
U.S. 2-Year Treasury Note	Long	6	6/08	1,287,938	7,013
U.S. 5-Year Treasury Note	Long	6	6/08	685,406	(1,096)
U.S. 10-Year Treasury Note	Long	2	6/08	237,906	(475)
					$5,689

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount rounds to less than $1,000.

(4)	Fixed Rate Payment is due upon contract termination.

(5)	Fixed Rate Payment due one business day subsequent to contract termination.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable.

OTC	Over-The-Counter market transaction.

TBA	To be announced. Maturity date not known prior to the settlement of the transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

WI/DD	Purchased on a when-issued or delayed delivery basis.

BRL	Brazil Real

GBP	British Pound

EUR	Euro

NOK	Norwegian Krone

USD	United States Dollar

BZDIRA	Brazil Inter-Bank Deposit Rate Annualized

CPI-U	USA-Non-Revised Consumer Price Index-Urban

EURIBOR	Europe Inter-Bank Offered Rate

LIBOR	London Inter-Bank Offered Rate

NIBOR	Norwegian Inter-Bank Offered Rate

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 79.3%

	Aerospace & Defense – 2.4%

$125	Bombardier Inc., 144A	6.750%	5/01/12	BB	$124,375

991	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	1,013,298

460	Hawker Beechcraft Acquistion Company	9.750%	4/01/17	B–	460,000

260	L-3 Communications Corporation	6.125%	1/15/14	BB+	254,800
1,836	Total Aerospace & Defense				1,852,473
	Auto Components – 1.5%

950	Goodyear Tire & Rubber Company	8.663%	12/01/09	BB–	948,813

220	Lear Corporation	8.750%	12/01/16	B–	188,925
1,170	Total Auto Components				1,137,738
	Building Products – 0.7%

425	Dayton Superior Corporation	13.000%	6/15/09	CCC+	370,813

205	Norcraft Holdings LP	9.750%	9/01/12	B–	180,400
630	Total Building Products				551,213
	Capital Markets – 0.7%

565	Lehman Brothers Holdings Inc.	3.500%	8/07/08	A+	556,391
	Chemicals – 0.9%

175	Equistar Chemicals LP	7.550%	2/15/26	B+	112,875

220	MacDermid, Inc.	9.500%	4/15/17	CCC+	198,000

100	Methanex Corporation	8.750%	8/15/12	BBB–	107,750

365	NOVA Chemicals Corporation	7.863%	11/15/13	Ba3	307,513
860	Total Chemicals				726,138
	Commercial Services & Supplies – 2.5%

100	Ahern Rentals Inc.	9.250%	8/15/13	B+	79,750

350	Aramark Corproation	6.739%	2/01/15	B	310,625

400	Browning Ferris-Allied Waste	9.250%	5/01/21	BB	416,000

375	Interface, Inc.	10.375%	2/01/10	BB–	393,750

500	International Lease Finance Corporation, Commercial Paper Notes	6.375%	3/15/09	AA–	506,027

180	Quebecor Media Inc., 144A	7.750%	3/15/16	B2	165,150

130	Rental Service Corporation	9.500%	12/01/14	B–	109,200
2,035	Total Commercial Services & Supplies				1,980,502
	Computers & Peripherals – 3.1%

950	GSC Holdings Corporation, 144A	8.000%	10/01/12	BB	1,009,375

1,450	Seagate Technology HDD Holdings	5.569%	10/01/09	BB+	1,406,500
2,400	Total Computers & Peripherals				2,415,875
	Construction Materials – 0.1%

40	Texas Industries Inc.	7.250%	7/15/13	BB–	39,100
	Consumer Finance – 4.3%

750	Ford Motor Credit Company	6.625%	6/16/08	B1	741,562

925	Ford Motor Credit Company	6.750%	8/15/08	B1	912,038

85	Ford Motor Credit Company	5.625%	10/01/08	B1	83,576

750	GMAC LLC	3.749%	9/23/08	BB+	707,663

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$470	SLM Corporation, Series MTNA	5.294%	7/25/08	Baa2	$461,980

450	SLM Corporation	4.000%	1/15/09	Baa2	405,264
3,430	Total Consumer Finance				3,312,083
	Containers & Packaging – 2.6%

200	Caraustar Industries	7.375%	6/01/09	B–	137,000

425	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	354,875

1,500	Owens-Illinois Inc.	7.350%	5/15/08	B+	1,505,625
2,125	Total Containers & Packaging				1,997,500
	Diversified Consumer Services – 1.6%

500	Carriage Services Inc.	7.875%	1/15/15	B1	488,750

835	CIT Group Inc.	5.019%	8/15/08	A–	770,901
1,335	Total Diversified Consumer Services				1,259,651
	Diversified Financial Services – 2.7%

1,000	Bear Stearns Co Inc.	2.755%	12/04/08	AA–	990,908

100	CIT Group Inc.	4.000%	5/08/08	A–	98,189

1,000	GMAC LLC Notes	5.125%	5/09/08	B+	994,157
2,100	Total Diversified Financial Services				2,083,254
	Diversified Telecommunication Services – 5.8%

50	Cincinnati Bell Inc.	8.375%	1/15/14	B2	47,125

510	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	464,100

760	Citizens Communications Company	9.000%	8/15/31	BB+	668,800

700	FairPoint Communications Inc.	13.125%	4/01/18	B+	675,500

40	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	40,000

1,000	PanAmSat Corporation	9.000%	8/15/14	BB–	1,012,500

950	Qwest Capital Funding Inc.	7.000%	8/03/09	B+	950,000

200	US West Communications Inc.	5.625%	11/15/08	BBB–	200,000

415	Windstream Corporation, 144A	8.625%	8/01/16	BB	409,813
4,625	Total Diversified Telecommunication Services				4,467,838
	Electric Utilities – 2.3%

300	Edison Mission Energy	7.000%	5/15/17	BB–	300,000

670	Energy Future Holdings	10.875%	11/01/17	B–	680,050

325	Reliant Energy Inc.	7.875%	6/15/17	B	325,000

500	Texas Competitive Electric Holdings Company LLC., Series B	10.250%	11/01/15	B3	500,625
1,795	Total Electric Utilities				1,805,675
	Electrical Equipment – 0.7%

541	UCAR Finance Inc.	10.250%	2/15/12	B+	562,640
	Energy Equipment & Services – 5.5%

700	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	619,500

1,850	El Paso Energy Corporation	6.750%	5/15/09	BB–	1,878,250

950	Helix Energy Solutions	9.500%	1/15/16	BB–	954,750

665	Kinder Morgan Finance	5.700%	1/05/16	BB	633,413

100	Seitel Inc.	9.750%	2/15/14	B–	84,750

90	Targa Resources Inc.	8.500%	11/01/13	B3	83,250
4,355	Total Energy Equipment & Services				4,253,913

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 0.4%

$330	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	$282,150
	Health Care Providers & Services – 3.6%

500	Community Health Systems, Inc.	8.875%	7/15/15	B	504,375

380	HCA Inc.	8.750%	9/01/10	B–	381,900

250	HCA Inc.	9.250%	11/15/16	BB–	260,000

500	HealthSouth Corporation	10.829%	6/15/14	CCC+	485,000

700	HealthSouth Corporation	10.750%	6/15/16	CCC+	738,500

450	Tenet Healthcare Corporation	9.875%	7/01/14	B	437,625
2,780	Total Health Care Providers & Services				2,807,400
	Hotels, Restaurants & Leisure – 2.7%

930	Harrah’s Operating Company, Inc.	10.750%	2/01/16	B+	788,175

1,000	Mandalay Resort	9.500%	8/01/08	BB	1,005,000

100	MGM Mirage Inc.	6.625%	7/15/15	BB	87,500

270	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	248,400
2,300	Total Hotels, Restaurants & Leisure				2,129,075
	Household Durables – 0.4%

250	KB Home	7.750%	2/01/10	Ba2	240,313

90	Toll Corporation	8.250%	2/01/11	BB+	82,125
340	Total Household Durables				322,438
	Independent Power Producers & Energy Traders – 1.4%

312	AES Corporation	8.750%	5/15/13	BB+	326,040

275	Intergen NV, 144A	9.000%	6/30/17	BB–	288,750

515	NRG Energy Inc.	7.375%	2/01/16	B1	505,988
1,102	Total Independent Power Producers & Energy Traders				1,120,778
	Industrial Conglomerates – 0.6%

430	SPX Corporation	7.625%	12/15/14	BB	443,438
	IT Services – 1.7%

900	First Data Corporation (3)	3.375%	8/01/08	Caa1	878,582

420	First Data Corporation	9.875%	9/24/15	B	345,975

130	Sungard Data Systems Inc.	3.750%	1/15/09	B+	127,725
1,450	Total IT Services				1,352,282
	Machinery – 0.6%

420	American Railcar Industries	7.500%	3/01/14	BB–	371,700

100	Columbus McKinnon Corporation	8.875%	11/01/13	B+	104,000
520	Total Machinery				475,700
	Media – 5.9%

1,250	Cablevision Systems Corporation	7.250%	7/15/08	BB	1,253,125

100	CMP Susquehanna Corporation	9.875%	5/15/14	Caa1	69,500

90	Dex Media Inc.	9.000%	11/15/13	B	65,250

895	Echostar DBS Corporation	5.750%	10/01/08	BB–	892,763

260	Echostar DBS Corporation	7.125%	2/01/16	BB–	243,750

25	Jones Intercable	7.625%	4/15/08	BBB+	25,030

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$600	Mediacom LLC	9.500%	1/15/13	B–	$555,000

50	Paxson Communications Corporation, 144A	10.508%	1/15/13	Caa1	37,625

515	Sinclair Broadcasting Group	8.000%	3/15/12	BB–	521,438

925	Valassis Communications Inc.	6.625%	1/15/09	BB	913,438
4,710	Total Media				4,576,919
	Metals & Mining – 4.0%

250	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	217,500

200	California Steel Industries Inc.	6.125%	3/15/14	BB–	157,000

220	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	232,100

220	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BB	234,025

100	Nalco Finance Holdings Inc.	9.000%	2/01/14	B–	90,500

220	Noranda Aluminum Acquisition Corporation	8.738%	5/15/15	B–	173,800

250	PNA Intermediate Holding Corporation	10.065%	2/15/13	B–	195,625

100	Russel Metals Inc.	6.375%	3/01/14	BB	93,000

625	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	634,375

700	Steel Dynamics, Inc. (WI/DD)	7.750%	4/15/16	BB+	704,375

425	Tube City IMS Corporation	9.750%	2/01/15	B–	376,125
3,310	Total Metals & Mining				3,108,425
	Multi-Utilities – 2.1%

750	Aquila, Inc.	14.875%	7/01/12	BB–	928,125

750	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	705,000
1,500	Total Multi-Utilities				1,633,125
	Oil, Gas & Consumable Fuels – 2.5%

150	Alpha Natural Resources, Inc.	10.000%	6/01/12	B	157,500

250	Energy Partners Limited, 144A	9.750%	4/15/14	B–	207,500

100	Mariner Energy Corporation	8.000%	5/15/17	B	96,000

240	Markwest Energy Partners LP, Series B	8.500%	7/15/16	B	243,000

250	Massey Energy Company, Global Notes	6.625%	11/15/10	B+	249,063

250	Plains Exploration and Production	7.750%	6/15/15	BB–	250,625

110	Sabine Energy LNG LP	7.500%	11/30/16	BB	106,700

250	Southwestern Energy Company	7.500%	2/01/18	BB+	260,000

400	W&T Offshore, Inc.	8.250%	6/15/14	B	373,000
2,000	Total Oil, Gas & Consumable Fuels				1,943,388
	Paper & Forest Products – 1.6%

217	Buckeye Technologies Inc.	8.000%	10/15/10	B	217,814

220	Mercer International Inc.	9.250%	2/15/13	B	183,700

200	Millar Western Forest Products Ltd	7.750%	11/15/13	B2	136,000

380	Rock-Tenn Company	8.200%	8/15/11	BB	391,400

250	Rock-Tenn Company	5.625%	3/15/13	BB	231,250

100	Verso Paper Holdings LLC., Series B	9.125%	8/01/14	B+	97,000
1,367	Total Paper & Forest Products				1,257,164

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 1.3%

$460	Axcan Intermediate Holdings	9.250%	3/01/15	Ba2	$456,550

550	Valeant Pharmaceuticals International	7.000%	12/15/11	Ba3	526,625
1,010	Total Pharmaceuticals				983,175
	Real Estate Investment Trust – 1.2%

1,000	Istar Financial Inc.	8.750%	8/15/08	BBB	952,587
	Road & Rail – 3.8%

200	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	BB–	185,000

2,700	Kansas City Southern Railway Company	9.500%	10/01/08	BB–	2,750,624
2,900	Total Road & Rail				2,935,624
	Semiconductors & Equipment – 0.3%

300	Freescale Semiconductor Inc., 144A	10.125%	12/15/16	B–	204,000
	Textiles, Apparel & Luxury Goods – 0.3%

250	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	8.204%	12/15/14	B2	223,125
	Thrifts & Mortgage Finance – 1.2%

1,000	Washington Mutual Bank	5.187%	8/25/08	BBB+	961,394
	Trading Companies & Distributors – 0.5%

100	H&E Equipment Limited, 144A	8.375%	7/15/16	BB–	83,000

700	Neff Corporation	10.000%	6/01/15	B–	336,000
800	Total Trading Companies & Distributors				419,000
	Wireless Telecommunication Services – 5.8%

415	Metro Wireless Inc.	9.250%	11/01/14	B–	383,875

950	Rogers Wireless Communications Inc.	8.000%	12/15/12	BB+	988,000

537	Rural Cellular Corporation	8.250%	3/15/12	Ba3	553,110

1,000	Rural Cellular Corporation	8.124%	6/01/13	CCC	1,005,000

1,500	Triton PCS Inc.	8.500%	6/01/13	A–	1,569,369
4,402	Total Wireless Telecommunication Services				4,499,354
$63,643	Total Corporate Bonds (cost $63,283,338)				61,632,525

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 6.8%

	Autos – 4.2%

$1,325	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B	2.878%	5/15/11	AAA	$1,315,615

1,000	Fifth Third Auto Trust 2008-1a-2B (3)	3.954%	2/15/11	AAA	1,000,250

1,000	Nissna Auto Receivables Owner Trust, Series 2008-A2	3.318%	5/17/10	AAA	996,993
3,325	Total Autos				3,312,858
	Cards – 2.6%

1,020	Citibank Credit Card Issuance Trust, Series 2004-A3	3.788%	7/25/11	AAA	1,009,920

1,000	MBNA Credit Card Master Note Trust, Class A4, Series 2006	2.808%	9/15/11	AAA	991,107
2,020	Total Cards				2,001,027
$5,345	Total Asset-Backed Securities (cost $5,308,376)				5,313,885

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 16.6%

	U.S. Government and Agency Obligations – 15.6%

$4,000	Federal Farm Credit Bank Discount Notes	0.000%	4/04/08	AAA	$3,999,333

1,100	Federal Home Loan Banks, Discount Notes	0.000%	4/04/08	AAA	1,099,799

5,000	Federal Home Loan Banks, Discount Notes	0.000%	4/15/08	AAA	4,996,014

2,000	Federal National Mortgage Association (4)	0.000%	4/07/08	AAA	1,999,333
12,100	Total U.S. Government and Agency Obligations (cost $12,094,479)				12,094,479
	Repurchase Agreements – 1.0%

768	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $768,465, collateralized by $750,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $784,688	1.100%	4/01/08	N/A	768,442
$12,868	Total Short-Term Investments (cost $12,862,921)				12,862,921
	Total Investments (cost $81,454,635) – 102.7%				79,809,331

	Other Assets Less Liabilities – (2.7)%				(2,117,210)

	Net Assets – 100%				$77,692,121

Credit Default Swaps outstanding at March 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Freescale Seminconductor, Inc.	Sell	$1,000,000	3.250%	12/20/08	$(15,114)	$(15,114)
Bank of America	Macy’s Inc.	Buy	750,000	2.800	3/20/13	916	916
Citibank	GMAC LLC	Sell	1,000,000	8.400	3/20/09	(56,299)	(56,299)
Goldman Sachs	DJ Investment Grade CDX	Sell	8,265,000	3.750	12/20/12	(877,099)	(520,671)
JPMorgan	Ford Motor Credit Company LLC	Sell	1,000,000	6.500	3/20/09	(33,280)	(33,297)
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	750,000	3.750	9/20/08	(9,655)	(9,667)
							$(634,132)

Total Return Swaps outstanding at March 31, 2008:

Counterparty	Receive	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Bear Stearns International, Ltd. (3)	Lehman Brothers U.S. High Yield Index	1-Month USD-LIBOR-BBA less 35 basis points	11/30/08	$15,000,000	$(49,610)
Bear Stearns International, Ltd. (3)	Lehman Brothers U.S. High Yield Index	1-Month USD-LIBOR-BBA less 35 basis points	3/01/09	15,000,000	(49,609)
					$(99,219)

Futures Contracts outstanding at March 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5-Year Treasury Note	Long	50	6/08	$5,711,719	$94,772

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

March 31, 2008

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Portion of investment, with an aggregate market value of $1,699,433, has been pledged to collateralize the net payment obligations under credit default swap contracts.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

WI/DD	Purchased on a when-issued or delayed delivery basis.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

	Short Duration	Multi-Strategy Income	High Yield
Assets
Investments, at value (cost $23,324,192, $20,408,032 and $68,591,714, respectively)	$23,630,251	$20,585,952	$66,946,410
Short-term investments (at cost, which approximates value)	2,853,112	4,416,438	12,862,921
Cash denominated in foreign currencies (cost $328, $424 and $ –, respectively)	272	337	—
Deposits with brokers for open futures contracts (cost $258,984, $205,341 and $638,809, respectively)	258,984	205,335	638,809
Unrealized appreciation on forward foreign currency exchange contracts	140,157	141,137	—
Unrealized appreciation on interest rate swaps	1,280	1,280	—
Unrealized appreciation on credit default swaps	153	153	—
Credit default swaps premiums paid	—	—	29
Receivables:
Reimbursement from Adviser	30,547	46,929	71,876
Interest	256,773	130,456	1,250,735
Investments sold	80,899	36,360	1,310,938
Shares sold	21,241	3,613	156,320
Variation margin on futures contracts	3,337	2,948	11,719
Other assets	83	89	167
Total assets	27,277,089	25,571,027	83,249,924
Liabilities
Call swaptions written, at value (premiums received $6,334, $6,334 and $ –, respectively)	1,318	1,318	—
Unrealized depreciation on forward foreign currency exchange contracts	146,641	147,701	—
Unrealized depreciation on interest rate swaps	75,514	75,514	—
Unrealized depreciation on credit default swaps	78,531	78,531	634,132
Unrealized depreciation on total return swaps	—	—	99,219
Credit default swaps premiums received	2,001	2,001	356,428
Payables:
Investments purchased	287,673	5,085,611	3,873,368
Shares redeemed	136,544	70,498	200,085
Accrued expenses:
12b-1 distribution and service fees	7,023	4,592	15,833
Other	27,978	37,861	65,822
Dividends payable	54,330	57,727	312,916
Total liabilities	817,553	5,561,354	5,557,803
Net assets	$26,459,536	$20,009,673	$77,692,121
Class A Shares
Net assets	$8,775,142	$6,250,268	$13,436,572
Shares outstanding	445,835	321,300	735,279
Net asset value per share	$19.68	$19.45	$18.27
Offering price per share (net asset value per share plus maximum sales charge of 2.00%, 3.75% and 4.75%, respectively, of offering price)	$20.08	$20.21	$19.18
Class B Shares
Net assets	N/A	$1,550,608	$2,584,723
Shares outstanding	N/A	79,479	141,532
Net asset value and offering price per share	N/A	$19.51	$18.26
Class C Shares
Net assets	$6,322,542	$2,299,644	$13,162,001
Shares outstanding	320,947	118,109	721,816
Net asset value and offering price per share	$19.70	$19.47	$18.23
Class R Shares
Net assets	$11,361,852	$9,909,153	$48,508,825
Shares outstanding	577,841	509,519	2,657,027
Net asset value and offering price per share	$19.66	$19.45	$18.26

Net Assets Consist of:
Capital paid-in	$26,511,136	$20,220,329	$82,143,102
Undistributed (Over-distribution of) net investment income	(98,149)	(45,467)	(386,650)
Accumulated net realized gain (loss) from investments and derivative transactions	(122,538)	(194,545)	(1,780,448)
Net unrealized appreciation (depreciation) of investments and derivative transactions	169,087	29,356	(2,283,883)
Net assets	$26,459,536	$20,009,673	$77,692,121

N/A – Short Duration is not authorized to issue Class B shares.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

	Short Duration	Multi-Strategy Income	High Yield
Investment Income	$459,732	$502,504	$2,085,765
Expenses
Management fees	37,967	44,314	166,736
12b-1 service fees – Class A	7,222	6,678	13,151
12b-1 distribution and service fees – Class B	N/A	4,936	10,899
12b-1 distribution and service fees – Class C	17,903	10,334	56,026
Shareholders’ servicing agent fees and expenses	1,944	4,149	15,843
Custodian’s fees and expenses	20,299	31,729	28,274
Trustees’ fees and expenses	199	264	541
Professional fees	17,854	17,707	37,360
Shareholders’ reports – printing and mailing expenses	2,404	7,795	25,165
Federal and state registration fees	34,156	45,457	47,828
Other expenses	150	182	505
Total expenses before custodian fee credit and expense reimbursement	140,098	173,545	402,328
Custodian fee credit	(2,385)	(742)	(3,580)
Expense reimbursement	(77,005)	(107,284)	(155,514)
Net expenses	60,708	65,519	243,234
Net investment income	399,024	436,985	1,842,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	80,779	65,301	(689,883)
Forwards	(64,308)	(63,855)	—
Futures	228,193	148,008	818,994
Swaps	26,896	25,888	(1,707,767)
Foreign currencies	(19,273)	(19,410)	—
Change in net unrealized appreciation (depreciation) of:
Investments	104,974	65,033	(1,124,630)
Forwards	55,214	55,134	—
Futures	(3,667)	(4,456)	94,772
Swaps	(145,233)	(145,233)	(854,511)
Call swaptions written	5,016	5,016	—
Foreign currencies	(107)	(102)	—
Net realized and unrealized gain (loss)	268,484	131,324	(3,463,025)
Net increase (decrease) in net assets from operations	$667,508	$568,309	$(1,620,494)

N/A – Short Duration is not authorized to issue Class B Shares.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Short Duration		Multi-Strategy Income		High Yield
	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07
Operations
Net investment income	$399,024	$561,484	$436,985	$642,173	$1,842,531	$1,565,971
Net realized gain (loss) from:
Investments	80,779	6,611	65,301	2,534	(689,883)	153,907
Forwards	(64,308)	(48,734)	(63,855)	(48,639)	—	—
Futures	228,193	24,783	148,008	(146)	818,994	65,944
Swaps	26,896	(30,427)	25,888	(30,102)	(1,707,767)	(28,110)
Call options written	—	(2,476)	—	(2,476)	—	—
Foreign currencies	(19,273)	5,971	(19,410)	6,035	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	104,974	220,666	65,033	134,521	(1,124,630)	(484,710)
Forwards	55,214	(59,326)	55,134	(59,326)	—	—
Futures	(3,667)	17,097	(4,456)	1,980	94,772	2,403
Swaps	(145,233)	(12,090)	(145,233)	(12,090)	(854,511)	92,502
Call swaptions written	5,016	—	5,016	—	—	—
Foreign currencies	(107)	(309)	(102)	(385)	—	—
Net increase (decrease) in net assets from operations	667,508	683,250	568,309	634,079	(1,620,494)	1,367,907
Distributions to Shareholders
From undistributed net investment income:
Class A	(139,691)	(48,349)	(129,384)	(79,802)	(422,462)	(358,595)
Class B	N/A	N/A	(21,303)	(6,419)	(78,329)	(82,930)
Class C	(71,213)	(49,880)	(42,167)	(39,516)	(404,273)	(322,597)
Class R	(245,995)	(461,428)	(248,392)	(489,073)	(1,458,714)	(775,076)
Decrease in net assets from distributions to shareholders	(456,899)	(559,657)	(441,246)	(614,810)	(2,363,778)	(1,539,198)
Fund Share Transactions
Proceeds from sale of shares	13,635,356	7,140,810	6,380,271	5,378,109	65,613,947	23,979,450
Proceeds from shares issued to shareholders due to reinvestment of distributions	174,341	31,208	114,863	38,228	948,310	251,687
	13,809,697	7,172,018	6,495,134	5,416,337	66,562,257	24,231,137
Cost of shares redeemed	(3,638,186)	(2,326,533)	(1,633,721)	(1,636,087)	(14,994,973)	(4,975,626)
Net increase (decrease) in net assets from Fund share transactions	10,171,511	4,845,485	4,861,413	3,780,250	51,567,284	19,255,511
Net increase (decrease) in net assets	10,382,120	4,969,078	4,988,476	3,799,519	47,583,012	19,084,220
Net assets at the beginning of period	16,077,416	11,108,338	15,021,197	11,221,678	30,109,109	11,024,889
Net assets at the end of period	$26,459,546	$16,077,416	$20,009,683	$15,021,197	$77,692,121	$30,109,109
Undistributed (Over-distribution of) net investment income at the end of period	$(98,149)	$(40,274)	$(45,467)	$(41,206)	$(386,650)	$134,597

N/A – Short Duration is not authorized to issue Class B Shares.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust III (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Short Duration Bond Fund (“Short Duration”), Nuveen Multi-Strategy Income Fund (“Multi-Strategy Income”) and Nuveen High Yield Bond Fund (“High Yield”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust in 1998.

As previously approved by the Fund’s Board of Trustees effective August 1, 2007, the Nuveen Core Bond Fund changed its name to Nuveen Multi-Strategy Income Fund.

Short Duration ordinarily invests at least 80% of its net assets in income producing short-term securities with the objective of providing high current income consistent with minimal fluctuations of principal.

Multi-Strategy Income ordinarily invests at least 80% of its net assets in fixed income securities with the objective of providing total return.

High Yield ordinarily invests at least 80% of its net assets in domestic and foreign corporate high yield debt securities, including zero coupon, payment in-kind, corporate loans and convertible bonds with the objective of maximizing total return.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of bonds and other securities in the Funds’ investment portfolios are generally provided by one or more independent pricing services approved by the Funds’ Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the bid and asked prices when current quotations are readily available. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of interest rate swaps are provided by and independent pricing service approved by each Fund’s Board of Trustees. Credit default swaps are valued using a market quote provided by a major broker/dealer in such investments. Total return swaps are valued by comparing the return of the underlying index at the valuation date with the value at the original effective date of the contract. The value of put options and options written are based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant by the pricing service or the Board of Trustees’ designee. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Funds’ NAV is determined, or if under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on the Funds’ NAV, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2008, Multi-Strategy Income and High Yield had outstanding when-issued/delayed delivery purchase commitments of $4,931,902 and $700,000, respectively. There were no such outstanding purchase commitments in Short Duration.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the status of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended March 31, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Each Fund offers Class A, C and R Shares. Multi-Strategy Income and High Yield also offer Class B Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. In connection with these contracts, securities in the Funds’ portfolios may be identified as collateral in accordance with the terms of the respective swap contract.

Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, (i.e., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal).

Notes to Financial Statements (Unaudited) (continued)

Total return swap contracts involve commitments to pay interest in exchange for a market-linked return, both based on specified notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of offsetting the interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. A Fund may enter into a credit default contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets Liabilities. As a seller of a credit default contract, the Fund generally receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as a realized loss.

Swap contracts are valued daily. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Income received or paid by the Fund on a swap contract is reported as a realized gain or loss on the Statement of Operations. Additionally, realized gains or losses are recorded upon the termination of a swap contract and are equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Notional principal amounts are used to express the extent of involvement in these transactions, reducing the amounts potentially subject to counterparty credit risk are generally much smaller, except with respect to credit default swaps.

Entering into these contracts involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that there may be unfavorable changes in interest rates, and default by the counterparty on its obligation to perform or disagree as to the meaning of the contractual terms in the contracts. If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the contracts related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Dollar Rolls

Each Fund is authorized to enter into “dollar rolls” in which a Fund purchases or sells mortgage-backed securities for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) securities on a different specified future date. Dollar rolls are identified in the Portfolio of Investments as “MDR” for each of the Funds, when applicable. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and included in Investment Income on the Statement of Operations. Dollar rolls are valued daily. Multi-Strategy Income was the only Fund to invest in dollar rolls during the six-months ended March 31, 2008.

Short Sales

Each Fund is authorized to make short sales of debt securities. To secure its obligation to deliver securities sold short, the Funds have instructed the custodian to segregate assets in an equivalent amount of the securities sold short. The Funds are obligated to pay to the parties to which the securities were sold short, interest earned on the debt securities and records such amounts as an expense in the Statement of Operations. Short sales are valued daily and the corresponding unrealized gains or losses are included in “Change in net unrealized appreciation (depreciation) of investments” in the Statement of Operations. None of the Funds invested in short sales during the six months ended March 31, 2008.

Options Transactions

Each Fund is authorized to purchase put options and write (sell) call options on securities, swaps or currencies. The purchase of put options involves the risk of loss of all or a part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities. The risk associated with purchasing put options is limited to the premium paid. When a Fund writes a call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value of the written option until the option expires or a Fund enters into a closing purchase transaction. When a call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Fund, as a writer of a call option, bears the risk of an unfavorable change in the market value of the security, swap or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. High Yield did not enter into option transactions during the six months ended March 31, 2008.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, swap, options and futures contracts. To the extent that a Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included in “Net realized gain (loss) from foreign currencies” and “Change in net unrealized appreciation (depreciation) of foreign currencies” in the Statement of Operations.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Forward Foreign Currency Exchange Contracts

Each Fund is authorized to enter into forward foreign currency exchange contracts. Generally, each Fund may enter into forward foreign currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency contracts are valued daily at the forward rate. The change in market value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions. High Yield did not enter into any forward foreign currency exchange contracts during the six months ended March 31, 2008.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Unaudited) (continued)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Short Duration
	Six Months Ended 3/31/08		Year Ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	326,927	$6,449,103	266,251	$5,129,398
Class C	270,925	5,347,537	102,474	1,977,713
Class R	93,387	1,838,716	1,748	33,699
Shares issued to shareholders due to reinvestment of distributions:
Class A	6,717	131,850	1,348	26,049
Class C	1,507	29,656	246	4,744
Class R	652	12,835	22	415
	700,115	13,809,697	372,089	7,172,018
Shares redeemed:
Class A	(99,208)	(1,955,530)	(79,036)	(1,518,522)
Class C	(67,853)	(1,334,734)	(41,757)	(805,880)
Class R	(17,608)	(347,922)	(110)	(2,131)
	(184,669)	(3,638,186)	(120,903)	(2,326,533)
Net increase (decrease)	515,446	$10,171,511	251,186	$4,845,485

	Multi-Strategy Income
	Six Months Ended 3/31/08		Year Ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	202,351	$3,943,660	172,467	$3,309,211
Class B	62,657	1,225,537	27,876	536,200
Class C	52,113	1,014,635	76,524	1,476,814
Class R	10,051	196,439	2,921	55,884
Shares issued to shareholders due to reinvestment of distributions:
Class A	3,852	75,002	1,076	20,725
Class B	757	14,795	79	1,516
Class C	1,081	21,054	784	15,125
Class R	206	4,012	45	862
	333,068	6,495,134	281,772	5,416,337
Shares redeemed:
Class A	(55,059)	(1,074,417)	(69,873)	(1,339,777)
Class B	(8,447)	(165,070)	(6,071)	(117,155)
Class C	(16,820)	(328,549)	(9,342)	(179,155)
Class R	(3,329)	(65,685)	—	—
	(83,655)	(1,633,721)	(85,286)	(1,636,087)
Net increase (decrease)	249,413	$4,861,413	196,486	$3,780,250

	High Yield
	Six Months Ended 3/31/08		Year Ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	425,172	$8,007,197	584,929	$11,523,605
Class B	48,723	915,686	112,044	2,216,388
Class C	373,736	7,060,285	475,139	9,391,628
Class R	2,605,409	49,630,779	42,711	847,829
Shares issued to shareholders due to reinvestment of distributions:
Class A	11,207	211,661	7,423	146,461
Class B	1,345	25,362	1,310	25,834
Class C	6,709	125,936	3,422	67,280
Class R	31,542	585,351	619	12,112
	3,503,843	66,562,257	1,227,597	24,231,137
Shares redeemed:
Class A	(166,590)	(3,182,641)	(149,463)	(2,903,480)
Class B	(3,510)	(66,347)	(29,580)	(575,728)
Class C	(100,520)	(1,876,411)	(71,712)	(1,403,784)
Class R	(519,325)	(9,869,574)	(4,811)	(92,634)
	(789,945)	(14,994,973)	(255,566)	(4,975,626)
Net increase (decrease)	(2,713,898	$51,567,284	972,031	$19,255,511

3. Investment Transactions

Purchases and sales (including maturities but excluding put options purchased, call swaptions written, dollar roll and derivative transactions and short-term investments) for the six months ended March 31, 2008, were as follows:

	Short Duration	Multi- Strategy Income	High Yield
Purchases:
Investment securities	$7,779,829	$19,668,054	$66,161,869
U.S. Government and agency obligations	10,120,090	3,262,206	—
Sales and maturities:
Investment securities	1,725,401	15,261,139	21,897,213
U.S. Government and agency obligations	5,353,227	1,802,751	—

Transactions in call swaptions written for Short Duration and Multi-Strategy Income during the six months ended March 31, 2008, were as follows:

	Short Duration		Multi-Strategy Income
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	—	—	—
Call swaptions written	1,300,000	6,334	1,300,000	6,334
Outstanding, end of the period	1,300,000	6,334	1,300,000	6,334

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Notes to Financial Statements (Unaudited) (continued)

At March 31, 2008, the cost of investments was as follows:

	Short Duration	Multi- Strategy Income	High Yield
Cost of investments	$26,239,579	$24,852,410	$81,546,649

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

	Short Duration	Multi- Strategy Income	High Yield
Gross unrealized:
Appreciation	$315,061	$422,480	$265,568
Depreciation	(71,277)	(272,500)	(2,002,886)
Net unrealized appreciation (depreciation) of investments	$243,784	$149,980	$(1,737,318)

The tax components of undistributed net ordinary income and net long-term capital gains at September 30, 2007, the Funds’ last tax year end, were as follows:

	Short Duration	Multi- Strategy Income	High Yield
Undistributed net ordinary income*	$190,573	$193,788	$472,351
Undistributed net long-term capital gains	—	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2007, was designated for purposes of the dividends paid deduction as follows:

	Short Duration	Multi- Strategy Income	High Yield
Distributions from net ordinary income*	$543,810	$598,765	$1,427,691
Distributions from net long-term capital gains	—	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At September 30, 2007, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Short Duration	Multi- Strategy Income	High Yield
Expiration Year:
2014	$178,461	$114,399	$64,821
2015	141,618	161,925	144,218
Total	$320,079	$276,324	$209,039

The Funds elected to defer net realized losses from investments incurred from November 1, 2006 through September 30, 2007, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the following current year:

Short Duration	Multi- Strategy Income
$36,073	$63,924

5. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Short Duration Fund-Level Fee Rate	Multi-Strategy Income Fund-Level Fee Rate	High Yield Fund-Level Fee Rate
For the first $125 million	.2000%	.3000%	.4000%
For the next $125 million	.1875	.2875	.3875
For the next $250 million	.1750	.2750	.3750
For the next $500 million	.1625	.2625	.3625
For the next $1 billion	.1500	.2500	.3500
For net assets over $2 billion	.1250	.2250	.3250

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2007, the complex-level fee rate was .1870%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser agreed to reimburse all expenses other than management fees, 12b-1 distribution and service fees, interest expenses taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses for each of the Funds through January 31, 2009. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended March 31, 2008, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Short Duration	Multi- Strategy Income	High Yield
Sales charges collected	$1,115	$6,817	$116,350
Paid to financial intermediaries	895	6,003	102,815

Notes to Financial Statements (Unaudited) (continued)

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended March 31, 2008, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Short Duration	Multi- Strategy Income	High Yield
Commission advances	$2,536	$5,032	$65,802

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended March 31, 2008, the Distributor retained such 12b-1 fees as follows:

	Short Duration	Multi- Strategy Income	High Yield
12b-1 fees retained	$5,385	$7,608	$48,279

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended March 31, 2008, as follows:

	Short Duration	Multi- Strategy Income	High Yield
CDSC retained	$2,261	$2,022	$4,850

At March 31, 2008, Nuveen owned 499,500 shares of Class R of Short Duration and Multi-Strategy Income. At March 31, 2008, the Adviser owned 125, 125 and 250 shares of Short Duration Class A, C and R, respectively, and 125 shares of each of Multi-Strategy Income’s Class A, B, C and R.

6. New Accounting Pronouncements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. As of March 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their net investment income which were paid on May 1, 2008, to shareholders of record on April 29, 2008, as follows:

	Short Duration	Multi- Strategy Income	High Yield
Dividend per share:
Class A	$.0730	$.0775	$.1220
Class B	N/A	.0650	.1105
Class C	.0605	.0650	.1105
Class R	.0770	.0815	.1260

N/A – Short Duration is not authorized to issue Class B shares.

Recent Fund Policy Changes

On March 31, 2008, the Nuveen mutual funds announced the following policy changes applicable to the Funds effective May 1, 2008:

•

The period after purchase for which a 1% CDSC is imposed on Class A Share purchases of $1 million or more will be reduced from 18 months to 12 months for all purchases occurring on or after May 1, 2007. Class A Shares purchased prior to May 1, 2007 that have not been redeemed prior to May 1, 2008, will no longer be subject to a CDSC;

•

Multi-Strategy Income and High Yield will cease offering new Class B Shares to the public and will only issue Class B Shares upon exchange of Class B shares from another Nuveen fund or for purposes of dividend reinvestment; and

•	Class R Shares will be renamed Class I Shares.

Financial Highlights (Unaudited)

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
SHORT DURATION											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate(e)
Class A (12/04)
2008(g)	$19.40	$.40	$.32	$.72	$(.44)	$—	$(.44)	$19.68	3.73%	$8,775	1.45	%*	3.22	%*	.63	%*	4.03	%*	.62	%*	4.05	%*	41%
2007	19.24	.91	.12	1.03	(.87)	—	(.87)	19.40	5.49	4,101	1.93		3.37		.62		4.67		.58		4.71		138
2006	19.69	.77	(.14)	.63	(1.08)	—	(1.08)	19.24	3.29	439	3.41		1.25		.64		4.02		.61		4.05		234
2005(f)	20.00	.43	(.53)	(.10)	(.21)	—	(.21)	19.69	.66	2	1.52	*	2.15	*	.91	*	2.75	*	.89	*	2.77	*	140
Class C (12/04)
2008(g)	19.42	.32	.33	.65	(.37)	—	(.37)	19.70	3.34	6,323	2.25	*	2.38	*	1.38	*	3.25	*	1.36	*	3.27	*	41
2007	19.26	.73	.16	.89	(.73)	—	(.73)	19.42	4.71	2,260	2.42		2.71		1.38		3.76		1.34		3.80		138
2006	19.69	.63	(.14)	.49	(.92)	—	(.92)	19.26	2.54	1,067	3.52		1.09		1.36		3.25		1.33		3.28		234
2005(f)	20.00	.31	(.48)	(.17)	(.14)	—	(.14)	19.69	.09	2	2.27	*	1.40	*	1.66	*	2.00	*	1.64	*	2.02	*	140
Class R (12/04)
2008(g)	19.38	.42	.32	.74	(.46)	—	(.46)	19.66	3.86	11,362	1.12	*	3.55	*	.38	*	4.29	*	.36	*	4.31	*	41
2007	19.21	.92	.17	1.09	(.92)	—	(.92)	19.38	5.82	9,717	1.34		3.76		.38		4.72		.34		4.76		138
2006	19.68	.77	(.11)	.66	(1.13)	—	(1.13)	19.21	3.46	9,602	1.44		3.07		.53		3.97		.51		4.00		234
2005(f)	20.00	.47	(.56)	(.09)	(.23)	—	(.23)	19.68	.79	9,835	1.27	*	2.40	*	.66	*	3.00	*	.64	*	3.02	*	140

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	Excluding dollar roll transactions.
(f)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(g)	For the six months ended March 31, 2008.

See accompanying notes to financial statements.

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
MULTI-STRATEGY INCOME											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate(e)
Class A (12/04)
2008(g)	$19.28	$.47	$.17	$.64	$(.47)	$—	$(.47)	$19.45	3.26%	$6,250	1.94	%*	3.56	%*	.73	%*	4.75	%*	.73	%*	4.76	%*	91%
2007	19.29	1.00	(.08)	.92	(.93)	—	(.93)	19.28	4.92	3,281	2.32		3.59		.73		5.17		.72		5.18		278
2006	19.73	.88	(.34)	.54	(.98)	—	(.98)	19.29	2.86	1,282	4.46		.90		.75		4.62		.71		4.66		241
2005(f)	20.00	.54	(.55)	(.01)	(.26)	—	(.26)	19.73	1.37	2	1.76	*	2.69	*	1.02	*	3.43	*	1.00	*	3.46	*	155
Class B (12/04)
2008(g)	19.34	.39	.17	.56	(.39)	—	(.39)	19.51	2.92	1,551	2.84	*	2.62	*	1.48	*	3.98	*	1.49	*	3.98	*	91
2007	19.30	.88	(.06)	.82	(.78)	—	(.78)	19.34	4.35	474	3.14		2.85		1.42		4.57		1.41		4.58		278
2006	19.73	.74	(.35)	.39	(.82)	—	(.82)	19.30	2.06	51	3.54		1.68		1.38		3.84		1.34		3.88		241
2005(f)	20.00	.42	(.49)	(.07)	(.20)	—	(.20)	19.73	.81	2	2.51	*	1.94	*	1.77	*	2.69	*	1.75	*	2.71	*	155
Class C (12/04)
2008(g)	19.30	.39	.17	.56	(.39)	—	(.39)	19.47	2.92	2,300	2.67	*	2.84	*	1.48	*	4.02	*	1.48	*	4.03	*	91
2007	19.29	.84	(.05)	.79	(.78)	—	(.78)	19.30	4.19	1,578	2.98		2.85		1.48		4.34		1.47		4.36		278
2006	19.73	.73	(.35)	.38	(.82)	—	(.82)	19.29	2.01	266	3.65		1.69		1.44		3.90		1.39		3.94		241
2005(f)	20.00	.42	(.49)	(.07)	(.20)	—	(.20)	19.73	.81	2	2.51	*	1.94	*	1.77	*	2.69	*	1.75	*	2.71	*	155
Class R (12/04)
2008(g)	19.28	.49	.17	.66	(.49)	—	(.49)	19.45	3.44	9,909	1.62	*	3.88	*	.48	*	5.02	*	.47	*	5.03	*	91
2007	19.26	1.01	(.01)	1.00	(.98)	—	(.98)	19.28	5.29	9,689	1.86		3.87		.48		5.24		.47		5.26		278
2006	19.72	.86	(.29)	.57	(1.03)	—	(1.03)	19.26	3.03	9,623	1.84		3.24		.63		4.44		.59		4.48		241
2005(f)	20.00	.58	(.58)	(.00)	(.28)	—	(.28)	19.72	1.51	9,854	1.51	*	2.94	*	.77	*	3.68	*	.75	*	3.71	*	155

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	Excluding dollar roll transactions.
(f)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(g)	For the six months ended March 31, 2008.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
HIGH YIELD											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (12/04)
2008(f)	$19.55	$.62	$(1.16)	$(.54)	$(.74)	$—	$(.74)	$18.27	(2.89)%	$13,437	1.38	%*	6.00	%*	.83	%*	6.55	%*	.82	%*	6.56	%*	54%
2007	19.37	1.55	.08	1.63	(1.45)	—	(1.45)	19.55	8.61	9,100	1.83		6.85		.83		7.85		.82		7.87		160
2006	19.39	1.33	.16	1.49	(1.51)	—	(1.51)	19.37	8.01	438	1.94		5.87		.85		6.96		.78		7.03		115
2005(e)	20.00	.86	(1.04)	(.18)	(.43)	—	(.43)	19.39	1.56	2	1.68	*	5.10	*	1.17	*	5.61	*	1.14	*	5.63	*	69
Class B (12/04)
2008(f)	19.53	.55	(1.16)	(.61)	(.66)	—	(.66)	18.26	(3.26)	2,585	2.11	*	5.31	*	1.58	*	5.84	*	1.57	*	5.85	*	54
2007	19.36	1.34	.14	1.48	(1.31)	—	(1.31)	19.53	7.82	1,855	2.50		5.86		1.58		6.78		1.57		6.79		160
2006	19.39	1.13	.19	1.32	(1.35)	—	(1.35)	19.36	7.07	217	2.69		4.86		1.57		5.97		1.51		6.04		115
2005(e)	20.00	.75	(.99)	(.24)	(.37)	—	(.37)	19.39	.99	2	2.43	*	4.35	*	1.92	*	4.86	*	1.89	*	4.88	*	69
Class C (12/04)
2008(f)	19.51	.55	(1.17)	(.62)	(.66)	—	(.66)	18.23	(3.26)	13,162	2.10	*	5.30	*	1.58	*	5.81	*	1.57	*	5.83	*	54
2007	19.35	1.38	.09	1.47	(1.31)	—	(1.31)	19.51	7.72	8,620	2.54		6.06		1.58		7.02		1.57		7.03		160
2006	19.39	1.13	.18	1.31	(1.35)	—	(1.35)	19.35	7.01	678	2.69		4.89		1.59		5.99		1.52		6.05		115
2005(e)	20.00	.75	(.99)	(.24)	(.37)	—	(.37)	19.39	.99	2	2.43	*	4.35	*	1.92	*	4.86	*	1.89	*	4.88	*	69
Class R (12/04)
2008(f)	19.53	.64	(1.15)	(.51)	(.76)	—	(.76)	18.26	(2.77)	48,509	1.14	*	6.12	*	.58	*	6.68	*	.57	*	6.69	*	54
2007	19.35	1.45	.23	1.68	(1.50)	—	(1.50)	19.53	8.89	10,534	1.43		6.51		.58		7.35		.56		7.37		160
2006	19.40	1.37	.14	1.51	(1.56)	—	(1.56)	19.35	8.14	9,692	1.44		6.39		.76		7.06		.70		7.13		115
2005(e)	20.00	.90	(1.05)	(.15)	(.45)	—	(.45)	19.40	1.79	9,692	1.43	*	5.35	*	.92	*	5.85	*	.89	*	5.88	*	69

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(f)	For the six months ended March 31, 2008.

See accompanying notes to financial statements.

Notes

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com. You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $153 billion in assets as of March 31, 2008, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-INV3-0308D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By	(Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date June 6, 2008

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date June 6, 2008

*	Print the name and title of each signing officer under his or her signature.